AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 2000 Registration Nos. 2-92633
                  811-04087
====================================================================
                  SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.    20549

                               FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [  ]
                              Post-Effective Amendment No.35      [ X]
                               and
 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [  ]
                                                Amendment No. 38  [ X]

                             EXETER FUND, INC.
           _________________________________________________
              (Exact name of registrant as specified in charter)

                           1100 Chase Square
                        Rochester, New York 14604
            ___________________________________________________
            (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code   (716) 325-6880

                              B. Reuben Auspitz
                            c/o Exeter Fund, Inc.
                              1100 Chase Square
                             Rochester, NY 14604

                   (Name and Address of Agent For Service)
                                  Copies to:

                           Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius, LLP
                             2000 One Logan Square
                              Philadelphia, PA 19103
       =====================================================================
It is proposed that this filing will become effective:
                  / / immediately upon filing pursuant to paragraph (b)
                  /X/ on    March 1, 2000     pursuant to paragraph (b)
                  / / 60 days after filing pursuant to paragraph (a)
                  / / on  [date] pursuant to paragraph (a) of Rule 485
                  / / 75 days after filing pursuant to paragraph (a)(2)
                  / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Investment Company Shares
=============================================================================

Prospectus
   March 1, 2000


EXETER FUND, INC.


Flexible Yield Series I

Flexible Yield Series II

Flexible Yield Series III


Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[Logo]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.


CONTENTS                                            PAGE

     Goals, Strategies, and Risks                    5

     Flexible Yield Series I                         6

     Flexible Yield Series II                        8

     Flexible Yield Series III                      10

     More About the Series' Investments             12

     How to Buy, Exchange, and Redeem Shares        14

     Investment and Account Information             15

     Dividends, Distributions, and Taxes            16

     Financial Highlights                           17

[This page intentionally blank]

GOALS, STRATEGIES, AND RISKS


EXETER FUND, INC.

Flexible Yield Series I
Flexible Yield Series II
Flexible Yield Series III


INVESTMENT STRATEGIES
Each Series invests primarily in fixed income securities. In general, the value of a fixed income security will go down as interest rates go up and vice versa. The shorter the maturity of a fixed income investment, the less its value will increase or decrease in response to changes in interest rates. Therefore, shorter maturity investments have less sensitivity to interest rates but less potential for capital appreciation.

In comparing the growth and risk characteristics of the three Series, you should note that the average maturity for Flexible Yield Series II can be longer than that of Flexible Yield Series I. Under normal conditions, this will result in lower yields for Flexible Yield Series I, but a lower degree of price volatility in response to changes in interest rates. Flexible Yield Series III has no stated maturity target. Rather, the maturity is adjusted to capture what the Advisor believes to be the most attractive segment of the market. This could result in greater volatility.

The Advisor will select shorter maturity securities when it expects interest rates to rise or when it believes the yields on longer term securities do not justify the additional risks involved. The Advisor will buy longer maturity securities when it expects interest rates to go down or when it believes that higher yields justify the additional risks.


WHO MAY WANT TO INVEST
INVESTORS SHOULD CHOOSE WHICH SERIES IS RIGHT FOR THEM.
The Series may be appropriate for investors who:
       - Are seeking a regular stream of income.
       - Want to diversify their portfolios.
       - Are seeking a mutual fund for the income portion of an asset allocation portfolio.

GOALS, STRATEGIES, AND RISKS

FLEXIBLE YIELD SERIES I

INVESTMENT GOALS
The highest level of total return (i.e., a combination of income and capital appreciation) consistent with preservation of capital.

KEY INVESTMENTS AND STRATEGIES
The Series invests primarily in fixed income securities of governmental and corporate issuers located in the United States. These include mortgage-backed securities.

MATURITY
The Series generally maintains a dollar-weighted average maturity of not more than 5 years but may invest in individual securities having any maturity.

CREDIT QUALITY
The Series invests primarily in investment grade securities but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds."

BOND SELECTION PROCESS
The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

     - Interest rate sensitivity of particular sectors and securities.
     - Narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.
     - For mortgage-backed and asset-backed securities, anticipated changes in average prepayment rates.

PRINCIPAL RISKS OF INVESTING IN  THE SERIES
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
     - Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio.
     - The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
       This risk is higher for lower quality bonds.
     - As interest rates decline, the issuers of securities held by the Series may prepay principal earlier than scheduled, forcing the Series to reinvest in lower yielding securities (prepayment or call risk).
     - As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of those securities (extension risk).
     - The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy prove to be incorrect.

The Advisor's emphasis on securities with short-term maturities will generally result in the Series having a lower yield and lower price volatility compared to funds with longer-term maturities such as the Flexible Yield Series II and the Flexible Yield Series III.

SUMMARY OF PAST PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different calendar periods compare to those of the Merrill Lynch U.S. Treasury Short-Term Index, a market value weighted measure of approximately
   50     U.S. Treasury securities.

The Merrill Lynch U.S. Treasury Short-Term Index is an unmanaged index of U.S. Treasury securities with maturities greater than one year but less than three years.

FLEXIBLE YIELD SERIES I % TOTAL RETURN

[Bar chart showing the percent total return for the Flexible Yield Series I for
1995, 1996, 1997, 1998,    and 1999    .  The results are 10.79% for 1995,
3.65% for 1996, 6.41% for 1997, 6.36% for 1998 and    0.90% for 1999    .]

CALENDAR YEARS ENDED DECEMBER 31




AVG. ANNUAL                                         SINCE
TOTAL RETURNS                                     INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR    5 YEARS   ON 2/15/94
Class A Shares                0.90%     5.57%     4.58%

Index:
Merrill Lynch U.S. Treasury
Short-Term Index              3.06%     6.50%     5.56%

QUARTERLY RETURNS
Highest:          3.55% in 2nd quarter 1995
Lowest:           -0.70% in 1st quarter 1996





PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.





FOR THE YEAR ENDED 10/31/99            FLEXIBLE YIELD SERIES I
SHAREHOLDER FEES
(paid directly from your investment)          None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of
the Series)2
 Management fee                               0.35%
 Distribution and service (Rule 12b-1) fees   None
 Other expenses                               2.01%
TOTAL ANNUAL FUND OPERATING EXPENSES          2.36%



1 A wire charge, currently $15, may be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 Because the Advisor has agreed to limit operating expenses, actual expenses were:
     Management Fee                               0.00%
     Other expenses                               0.70%
     Total annual fund operating expenses         0.70%

The Advisor may change or eliminate these expense limits at any time.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
      - You invest $10,000 for the periods shown
      - The fund's operating expenses remain the same
      - Your investment has a 5% return each year
Although your actual costs may be higher or lower, under these assumptions your costs would be:1





After   After     After      After
1 year  3 years   5 years   10 years
   $239    $736      $1,260     $2,696
1 With expense limits, your costs would be:

$72     $224      $390       $871

GOALS, STRATEGIES, AND RISKS

FLEXIBLE YIELD SERIES II

INVESTMENT  GOALS
Maximize total return (i.e., a combination of income and capital appreciation) consistent with preservation of capital.

KEY INVESTMENTS AND STRATEGIES
The Series invests primarily in fixed income securities of governmental and corporate issuers located in the United States. These include mortgage-backed securities.

MATURITY
The Series generally maintains a dollar-weighted average maturity of not more than 10 years but may invest in individual securities having any maturity.

CREDIT QUALITY
The Series invests primarily in investment grade securities but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds."

BOND SELECTION  PROCESS
The Advisor emphasizes those bond market sectors and selects for the Series those securities that its believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

  - Interest rate sensitivity of particular sectors and securities.
  - Narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.
  - For mortgage-backed and asset-backed securities, anticipated changes in average prepayment rates.

PRINCIPAL RISKS OF INVESTING IN THE SERIES
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

 - Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio.
 - The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.
 - As interest rates decline, the issuers of securities held by the Series may prepay principal earlier than scheduled, forcing the Series to reinvest in lower yielding securities (prepayment or call risk).
 - As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of those securities (extension risk).
 - The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy prove to be incorrect.

The Advisor's emphasis on securities with intermediate maturities will generally result in the Series experiencing moderate price volatility in reaction to changing interest rates.

SUMMARY OF PAST PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different calendar periods compare to those of the Merrill Lynch Corporate/Government Intermediate Index, a market value weighted measure of
approximately    3,312     corporate and government bonds.

The Merrill Lynch Corporate/Government Intermediate Index is an unmanaged index of investment grade bonds with maturities greater than one year but less than 10 years.

FLEXIBLE YIELD SERIES II % TOTAL RETURN

[Bar chart showing the percent total return for the Flexible Yield Series II for
1995, 1996, 1997, 1998, and    1999    .  The results are 17.33% for 1995,
1.92% for 1996, 8.24% for 1997, 8.44% for 1998 and    -1.37% for 1999    .]

CALENDAR YEARS ENDED DECEMBER 31




AVG. ANNUAL                                      SINCE
TOTAL RETURNS                                    INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR   5 YEARS   ON 2/15/94
Class A shares                -1.37%   6.72%     4.83%
Index:
 Merrill Lynch Corporate/
 Government Intermed. Index.  0.47%    7.12%     5.67%


QUARTERLY RETURNS
Highest:         6.05% in 2nd quarter 1995
Lowest:         -2.03% in 1st quarter 1996





PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.





FOR THE YEAR ENDED 10/31/99                 FLEXIBLE YIELD SERIES II
SHAREHOLDER FEES
(paid directly from your investment)                      None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)2
  Management fee                                          0.45%
  Distribution and service (Rule 12b-1) fees              None
  Other expenses                                          4.31%
TOTAL ANNUAL FUND OPERATING EXPENSES                      4.76%





1 A wire charge, currently $15, may be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 Because the Advisor has agreed to limit operating expenses, actual expenses were:
     Management Fee                               0.00%
     Other expenses                               0.80%
     Total annual fund operating expenses         0.80%
The Advisor may change or eliminate these expense limits at any time.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
     - You invest $10,000 for the periods shown
     - The fund's operating expenses remain the same
     - Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:1





After     After     After      After
1 year    3 years   5 years   10 years
$477      $1,433    $2,394    $4,818
1 With expense limits, your costs would be:
$82       $255      $444      $990


GOALS, STRATEGIES, AND RISKS

FLEXIBLE YIELD SERIES III

INVESTMENT GOALS
Maximize total return (i.e., a combination of income and capital appreciation) consistent with preservation of capital.

KEY INVESTMENTS AND STRATEGIES
The Series invests primarily in fixed income securities of governmental and corporate issuers located in the United States. These include mortgage-backed securities.

MATURITY
The Series is not subject to any maturity restrictions but will vary its average dollar-weighted portfolio maturity depending on the Advisor's outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in an attempt to realize gains for the Series. Likewise, the Advisor may shorten maturities when it expects interest rates to rise.

CREDIT QUALITY
The Series invests primarily in investment grade securities but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds."

BOND SELECTION  PROCESS
The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

  - Interest rate sensitivity of particular sectors and securities.
  - Narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.
  - For mortgage-backed and asset-backed securities, anticipated changes in average prepayment rates.

PRINCIPAL RISKS OF INVESTING IN  THE SERIES
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  - Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio.
  - The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.
  - As interest rates decline, the issuers of securities held by the Series may prepay principal earlier than scheduled, forcing the Series to reinvest in lower yielding securities (prepayment or call risk).
  - As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of those securities (extension risk).
  - The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy prove to be incorrect.

Since the Series has no stated maturity target, the Series may experience greater price volatility in reaction to changing interest rates.

SUMMARY OF PAST PERFORMANCE
The bar chart and total return table indicate the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different calendar periods compare to those of the Merrill Lynch Corporate/Government Master Bond Index, a market value weighted measure of
approximately    4,537     corporate and government bonds.

The Merrill Lynch Corporate/Government Bond Index is an unmanaged index of investment grade corporate and government bonds with maturities ranging from one to thirty years.

FLEXIBLE YIELD SERIES III % TOTAL RETURN
[Bar chart showing the percent total return for the Flexible Yield Series III
for 1994, 1995, 1996, 1997, 1998, and    1999    .  The results are -5.83% for
1994, 22.09% for 1995, 0.45% for 1996, 11.17% for 1997, 10.13% for 1998 and
-3.30% for 1999    .]
CALENDAR YEARS ENDED DECEMBER 31




AVG. ANNUAL                                      SINCE
TOTAL RETURNS                                       INCEPTION
(FOR PERIODS ENDED 12/31/99)     1 YEAR   5 YEARS   ON 12/20/93
Class A shares                   -3.3%    7.74%     5.25%
Index:
Merrill Lynch Corp./Government
Master Bond Index                -2.05%   7.60%     5.70%

QUARTERLY RETURNS
Highest:        7.88% in 2nd quarter 1995
Lowest:         -4.32% in 1st quarter 1994





PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses you may pay if you invest in shares of the Series.





FOR THE YEAR ENDED 10/31/99                  FLEXIBLE YIELD SERIES III
SHAREHOLDER FEES
(paid directly from your investment)                     None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)2
 Management fee                                          0.50%
 Distribution and service (Rule 12b-1) fees              None
 Other expenses                                          2.37%
TOTAL ANNUAL FUND OPERATING EXPENSES                     2.87%





1 A wire charge, currently $15, may be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 Because the Advisor has agreed to limit operating expenses, actual expenses were:
     Management Fee                        0.00%
     Other expenses                        0.85%
     Total annual fund operating expenses  0.85%
The Advisor may change or eliminate these expense limits at any time.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
      - You invest $10,000 for the periods shown
      - The fund's operating expenses remain the same
      - Your investment has a 5% return each year
Although your actual costs may be higher or lower, under these assumptions your costs would be:1






After  After     After      After
1 year 3 years   5 years   10 years
$290   $889      $1,513    $3,195
1 With expense limits, your costs would be:
$87    $271      $471      $1,049


MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS

FIXED INCOME Each Series may invest in a variety of fixed income securities. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies.

Investments in fixed income securities may be of any credit quality and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind. Lower quality bonds, commonly known as "junk bonds," are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

MORTGAGE-BACKED SECURITIES Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

For mortgage derivatives and structured securities, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

DERIVATIVE CONTRACTS

A derivative contract will obligate or entitle a Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. The Series may, but are not required to, use derivative contracts for any of the following purposes:

 - To hedge against adverse changes in the market value of securities held by or to be bought for a Series. These changes may be caused by changing interest rates or stock market prices.
 - As a substitute for purchasing or selling securities.
 - To shorten or lengthen the effective maturity or duration of a Series' fixed income portfolio.
 - In non-hedging situations, to attempt to profit from anticipated market developments.

Even a small investment in derivative contracts can have a big impact on currency and interest rate exposure. Counterparties to over-the-counter (OTC) derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.


ADDITIONAL INVESTMENTS AND RISKS

FOREIGN SECURITIES Each Series may invest in U.S. dollar denominated securities of foreign issuers (i.e., yankee bonds). Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks may be more severe for securities of issuers in emerging markets.

ASSET-BACKED SECURITIES Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

CORRELATION RISK Changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

THE SERIES' INVESTMENT GOALS
The Series' board of directors may change each Series' investment goals (described above under above "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. A Series might not succeed in achieving its goals.

DEFENSIVE INVESTING
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goals.

THE ADVISOR
Each Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.
A team made up of investment professionals and analysts make all of the Series' investment decisions.

THE DISTRIBUTOR
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers. Class A shares are not subject to any distribution or shareholder servicing fees.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


MANAGEMENT FEES
In return for the services it provides to each Series, the Advisor receives a management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has agreed to limit the Series' management fees and other expenses. These limitations are temporary and may be changed at any time.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF DAILY NET ASSETS)




                           ACTUAL
                           MANAGEMENT FEE        CONTRACTUAL   CURRENT
                           PAID FOR YEAR         MANAGEMENT    EXPENSE
SERIES                     ENDED 10/31/99        FEE         LIMITATION
Flexible Yield Series I    0.00%                 0.35%         0.70%
Flexible Yield Series II   0.00%                 0.45%         0.80%
Flexible Yield Series III  0.00%                 0.50%         0.85%





The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


YEAR 2000 TRANSITION
The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchase, which could have an impact on the value of your investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

HOW TO BUY SHARES

   On February 2, 2000, the Board of Directors voted to stop offering shares of the Series and liquidate each Series' portfolio.

INVESTMENT AND ACCOUNT INFORMATION

VALUATION OF SHARES

Each Series offers its shares at the net asset value (NAV) per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 P.M., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than another Series that uses market quotations to price the same securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Series generally:
 - Pays dividends quarterly, in March, June, September and December.
 - Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the transfer agent in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain
                                       or loss; long-term only if
                                       shares owned more than one year

Long-term capital gain distributions   Taxable as long-term capital Gain

Short-term capital gain distributions  Taxable as ordinary income

Dividend                               Taxable as ordinary income





If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Series' financial performance for the periods of the Series' operations. Certain information reflects financial results for a single share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and
distributions).    The information for the fiscal year ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series' financial statements, are included in the annual reports, which are available upon request. The information for the previous fiscal years was audited by the Series' former auditors, Deloitte & Touche, LLP.

FLEXIBLE YIELD SERIES I - CLASS A SHARES



                                                 For the    For the    For the
                                                 Year       Year       Year
                                                 Ended      Ended      Ended
                                                 10/31/99   10/31/98   10/31/97
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD            $10.58     $10.39    $10.27
Income from investment operations:
 Net investment income*                          0.427       0.468    0.505
 Net realized and unrealized gain
 (loss)on investments                            (0.367)     0.289    0.099
Total from investment operations                 0.060       0.757    0.604
Less distributions to shareholders:
 From net investment income                      (0.417)     (0.567)  (0.456)
 From net realized gain on investments           (0.033)       -      (0.028)
Total distributions to shareholders              (0.450)     (0.567)  (0.484)
NET ASSET VALUE - END OF PERIOD                   $10.19     $10.58   $10.39
Total return 1                                    0.61%       7.57%   6.07%
Ratios (to average net assets) /Supplemental Data:
 Expenses*                                        0.70%       0.70%   0.70%
 Net investment income*                           4.19%       5.04%   5.29%
Portfolio turnover                                  56%         53%    77%
NET ASSETS - END OF PERIOD (000's omitted)        $1,394     $1,144   $650

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994, 1995, and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:

Net investment income                             $0.258    $0.116   $0.206
Ratios (to average net assets):
 Expenses                                          2.36%     4.49%    3.83%
 Net investment income                             2.53%     1.25%    2.16%
1 Represents aggregate total return for the period indicated.
2 Annualized.


                                                                     For the
                                                                     Period
                                                 For the             2/15/94
                                                 Ten       For the   (commenc-
                                                 Months    Year      ement of
                                                 Ended     Ended     operations)
                                                 10/31/96  12/31/95  to 12/31/94
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD            $10.26    $9.69     $10.00
Income from investment operations:
 Net investment income*                           0.411    0.464      0.241
 Net realized and unrealized gain (loss)on
 investments                                     (0.101)   0.566     (0.317)
Total from investment operations                  0.310    1.030     (0.076)
Less distributions to shareholders:
 From net investment income                      (0.300)  (0.460)    (0.234)
 From net realized gain on investments              -        -          -
Total distributions to shareholders              (0.300)  (0.460)    (0.234)
NET ASSET VALUE - END OF PERIOD                  $10.27    $10.26     $9.69
Total return 1                                    3.11%    10.79%    (0.76)%
Ratios (to average net assets) / Supplemental Data:
 Expenses*                                        0.70%2     0.70%     0.70%2
 Net investment income*                           5.25%2     4.99%     4.41%2
Portfolio turnover                                  36%        60%       38%
NET ASSETS - END OF PERIOD (000's omitted)       $ 493     $ 256      $ 231

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994, 1995, and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:

Net investment income                            $0.270    $0.297      $0.143
Ratios (to average net assets):
Expenses                                         2.50%2     2.50%       2.50%2
Net investment income                            3.45%2     3.19%      2.61%2
1 Represents aggregate total return for the period indicated.
2Annualized.


FLEXIBLE YIELD SERIES II - CLASS A SHARES


                                                   For the   For the   For the
                                                   Year      Year      Year
                                                   Ended     Ended     Ended
                                                   10/31/99  10/31/98  10/31/97

PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE -BEGINNING  OF PERIOD             $10.50     $10.23    $10.10
Income from investment operations:
 Net investment income*                            0.541      0.575     0.523
 Net realized and unrealized gain (loss)on
 investments                                      (0.642)     0.378     0.212
Total from investment operations                  (0.101)     0.953     0.735
Less distributions to shareholders:
 From net investment income                       (0.522)    (0.589)    (0.597)
 From net realized gain on investments            (0.077)    (0.094)    (0.008)
Total distributions to shareholders               (0.599)    (0.683)    (0.605)
NET ASSET VALUE - END OF PERIOD                   $ 9.80     $10.50     $10.23
Total return 1                                    (0.97%)      9.78%     7.61%
Ratios (to average net assets)/Supplemental Data:
 Expenses*                                         0.80%       0.80%     0.80%
 Net investment income*                            5.13%       5.21%     5.46%
Portfolio turnover                                   36%         31%       58%
NET ASSETS - END OF PERIOD (000's omitted)        $ 557      $  699     $ 718

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994, 1995, and 1996, expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income
Ratios (to average net assets):                  $0.124     $0.145      $0.243
 Expenses                                         4.76%      4.70%       3.72%
 Net investment income                            1.17%      1.31%       2.54%
1 Represents aggregate total return for the period indicated.
2 Annualized.



                                                                      For the
                                                                      Period
                                                  For the             2/15/94
                                                  Ten       For the   (commence-
                                                  Months    Year      ment of
                                                  Ended     Ended     operations)
                                                  10/31/96  12/31/95  to 12/31/94
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE -BEGINNING  OF PERIOD             $10.30    $ 9.27   $10.00
Income from investment operations:
 Net investment income*                            0.445     0.561    0.269
 Net realized and unrealized gain (loss)on
 investments                                      (0.315)    1.019   (0.738)
Total from investment operations                   0.130     1.580   (0.469)
Less distributions to shareholders:
 From net investment income                       (0.270)   (0.550)  (0.261)
 From net realized gain on investments            (0.060)     -         -
Total distributions to shareholders               (0.330)   (0.550)  (0.261)
NET ASSET VALUE - END OF PERIOD                   $10.10    $10.30   $ 9.27
Total return1                                      1.38%     17.33%  (4.69%)
Ratios (to average net assets)/Supplemental Data:
Expenses*                                          0.80%2     0.80%   0.80%2
Net investment income*                             5.55%2     5.38%   5.40%2
Portfolio turnover                                    5%        35%      0%
NET ASSETS - END OF PERIOD (000's omitted)        $  481    $   438   $ 396

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994, 1995, and 1996, expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income
Ratios (to average net assets):                   $0.309     $0.384     $0.184
Expenses                                           2.50%2     2.50%      2.50%2
Net investment income                              3.85%2     3.68%      3.70%2
1 Represents aggregate total return for the period indicated.
2 Annualized.



FINANCIAL HIGHLIGHTS

FLEXIBLE YIELD SERIES III - CLASS A SHARES


                                                   For the   For the  For the
                                                   Year      Year     Year
                                                   Ended     Ended    Ended
                                                   10/31/99  10/31/98 10/31/97
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD              $11.06    $10.41   $10.13
Income from investment operations:
 Net investment income*                             0.567     0.531    0.580
 Net realized and unrealized gain (loss)on
investments                                        (0.802)    0.692    0.355
Total from investment operations                   (0.235)    1.223    0.935
Less distributions to shareholders:
 From net investment income                        (0.526)   (0.567)  (0.610)
 From net realized gain on investments             (0.249)   (0.006)  (0.045)
Total distributions to shareholders                (0.775)   (0.573)  (0.655)
NET ASSET VALUE - END OF PERIOD                    $10.05    $11.06   $10.41
Total return1                                      (2.21%)    12.15%   9.73%
Ratios (to average net assets)/Supplemental Data:
Expenses*                                           0.85%      0.85%   0.85%
Net investment income*                              5.01%      5.25%   5.82%
Portfolio turnover                                    29%        20%     51%
NET ASSETS - END OF PERIOD (000'S OMITTED)         $1,030     $1,749  $1,345

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994 and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income                              $0.338     $0.379   $0.437
Ratios(to average net assets):
 Expenses                                           2.87%      2.35%    2.28%
 Net investment income                              2.99%      3.75%1   4.39%
1 Represents aggregate total return for the period indicated.
2 Annualized.


                                                    For the
                                                  Ten       For the   For the
                                                  Months    Year      Year
                                                  Ended     Ended     Ended
                                                  10/31/96  12/31/95  12/31/94
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD             $10.51    $9.11     $9.95
Income from investment operations:
 Net investment income*                            0.497     0.582     0.262
 Net realized and unrealized gain (loss)on
 Investments                                      (0.532)    1.393    (0.841)
Total from investment operations                  (0.035)    1.975    (0.579)
Less distributions to shareholders:
 From net investment income                       (0.345)    (0.575)  (0.261)
 From net realized gain on investments               -          -        -
Total distributions to shareholders               (0.345)    (0.575)  (0.261)
NET ASSET VALUE - END OF PERIOD                   $10.13     $10.51   $ 9.11
Total return1                                     (0.18%)     22.09%  (5.83%)
Ratios (to average net assets)/Supplemental Data:
Expenses*                                          0.85%2     0.85%    0.85%
Net investment income*                             5.98%2     6.13%    6.22%
Portfolio turnover                                    5%         6%       1%
NET ASSETS - END OF PERIOD (000'S OMITTED)        $1,098     $1,159    $ 748

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994 and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income                             $0.360     $0.429    $0.192
Ratios(to average net assets):
Expenses                                           2.50%2     2.46%    2.50%
Net investment income                              4.33%2     4.52%    4.57%
1 Represents aggregate total return for the period indicated.
2 Annualized.


[This page intentionally blank]

[This page intentionally blank]

[Logo]

EXETER FUND, INC.

Flexible Yield Series I
Flexible Yield Series II
Flexible Yield Series III



SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about each Series' investments. These reports discuss the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this combined prospectus.


HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

 - You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

 - You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site
(http://www.sec.gov).




If someone makes a statement that is not in this prospectus about any of the Series, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment Company Act File No. 811-04087

Prospectus
   March 1, 2000


EXETER FUND, INC.

Tax Managed Series


Class A Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.


Contents                                     Page

Goals, Strategies, and Risks                    4

More About the Series' Investments              6

How to Buy, Exchange, and Redeem Shares         8

Investment and Account Information             10

Dividends, Distributions, and Taxes            11

Financial Highlights                           13

GOALS, STRATEGIES, AND RISKS

INVESTMENT GOAL
Maximize long-term growth while attempting to minimize the impact of taxes on
the total return    earned by shareholders.

KEY INVESTMENTS
The Series invests primarily in common stocks       .  The Series may also
invest in American Depository Receipts (ADRs) and other U.S. dollar denominated
securities of foreign issuers,    including those in emerging markets.

INVESTMENT STRATEGIES
The Advisor uses a "bottom-up" strategy, focusing on individual security
selection.         The Advisor uses fundamental analysis to select individual securities of companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
   Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
   Improving market share in consolidating industries.
   Low price relative to fundamental or breakup value.

TAX MANAGEMENT STRATEGIES
While pursuing its goal of long-term growth, the Advisor also attempts to
minimize the impact of taxes on the    total return earned by shareholders
by:
   Investing primarily in low dividend, capital appreciation oriented stocks.
In general, these stocks generate lower current taxable income than most fixed income securities and high dividend stocks.
   Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
   When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
   When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
   When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
   When    available and appropriate, using a     tax accounting
methodology to minimize taxable distributions.


PRINCIPAL RISKS OF INVESTING IN THE SERIES
You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
   The U.S. and/or foreign stock markets go down.
      Low dividend    , capital appreciation oriented stocks go down in value
 or underperform higher-yielding stocks.
   An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
   The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
   Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the following additional risks:
   The prices of foreign stocks may, at times, move in a different direction than the prices of U.S. common stocks.
   Investments in emerging market countries may be more volatile than investments in more developed countries.

SUMMARY OF PAST PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class
A shares for different        periods compare to those of the Standard & Poor's
500    Composite     Index, an unmanaged index of common stocks.

TAX MANAGED SERIES % TOTAL RETURN
[Bar chart showing the percent total return for the Tax Managed Series Class A
for 1996, 1997, 1998 and    1999    .  The results are 22.98% for 1996, 21.76%
for 1997, 8.74% for 1998,    and 31.93% for 1999    .]
CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL                           SINCE
TOTAL RETURNS                         INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR  ON 11/1/95

Class A shares                31.93%  20.15%
S&P 500 Index                 21.04%  27.06%

QUARTERLY RETURNS

Highest:           20.96% in 4th quarter 1999
Lowest:            16.45% in 3rd quarter 1998



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


WHO MAY WANT TO INVEST
The Series may be an appropriate investment if you are:
   In a high federal tax bracket and are seeking to minimize the effect of taxes on your investment return.
   Seeking a long-term investment (fifteen years or more) and are willing to accept the risk of short-term stock market swings.
   Seeking to balance your portfolio by adding an equity component.
   A custodian for a minor child's UGMA/UTMA account, seeking favorable capital gain rates.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.


FOR THE YEAR ENDED 10/31/99                               TAX MANAGED SERIES
SHAREHOLDER FEES (paid directly from your investment)     None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee                                            1.00%
Distribution and service (Rule 12b-1) fees                None
Other expenses                                            2.87%
Total annual fund operating expenses                      3.87%
Less fee waivers and expense reimbursements               (2.67)%2
Net expenses                                              1.20%



1 A wire charge, currently $15, may be deducted        from the amount of a
wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
   2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
        You invest $10,000 for the periods shown
        The Fund's operating expenses remain the same
        Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After     After
1 year   3 years   5 years   10 years
122*     $935*     $1,766*   $3,927*


   *Based on the Total Annual Fund Operating Expenses after fee waivers and reimbursements for year 1 only.

MORE ABOUT THE SERIES' INVESTMENTS


PRINCIPAL INVESTMENTS

EQUITY SECURITIES
The Series may invest in equity securities of U.S. and foreign companies.  These
securities    will usually be     exchange-traded and over-the-counter (OTC)
common stocks,    but may include     preferred stocks, warrants, rights,
convertible debt securities,        and equity participations.

FOREIGN SECURITIES
The Series may invest in ADRs and other U.S. dollar denominated securities of
foreign issuers.    ADRs are securities that are listed and traded in the United
States but represent an ownership interest in securities issued by a foreign
issuer.      Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.



   TAX MANAGEMENT STRATEGIES
The Series uses the tax management strategies described on page 4 to minimize the amount of distributions subject to state as well as federal income taxation. However, the Advisor does not attempt to address the tax laws of any particular state. The Advisor will follow tax management strategies only to the extent that they do not conflict with the Series' goal of maximizing long-term growth or the operation of the Series. The Series may realize a short-term gain on the sale of a security if the Advisor believes it will decline in value, to increase diversification, or to raise cash to pay expenses or meet redemption requests. In addition, some securities in the Series' portfolio will regularly generate taxable income. At times, tax managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover.

   ADDITIONAL RISKS
Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries.

DEFENSIVE INVESTING
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

THE SERIES' INVESTMENT GOAL
The Series' board of directors may change its investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Series might not succeed in achieving its goal.

THE ADVISOR
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts make all of the Series' investment decisions.

THE DISTRIBUTOR
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers. Class A shares are not subject to any distribution or shareholder servicing fees.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES
In return for the services it provides to the Series, the Advisor receives    an
annual management fee of 1.00%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.20%. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended October 31, 1999. This contractual waiver will remain in effect at least until February 28, 2001 and may be extended.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


YEAR 2000 TRANSITION
The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchases, which could have an impact on the value of your investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

HOW TO BUY SHARES
The minimum initial investment is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed at
that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

BY MAIL
OPENING AN ACCOUNT

   Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                      The address is:
                                      EXETER FUND, INC.
                                      P.O. BOX 41118
                                      ROCHESTER, NY  14604

   To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

   Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

BY WIRE

OPENING OR ADDING TO AN ACCOUNT

   After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange Class A shares of a Series for Class A shares of any other
Series of Exeter Fund    currently available for direct investment     if the
registration of both accounts is identical.  If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL

   Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
   Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
   Provide both account numbers.


BY TELEPHONE
   Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
   Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
   Provide both account numbers.
   The Fund may ask for identification, and all telephone transactions are recorded.

HOW TO REDEEM SHARES
All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE ,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

BY MAIL
   Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
   State the name of the Series, the class and number of shares or dollar amount to be sold.
   Provide the account number.
   Signature guarantees may be required.
   Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES
A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

   Members of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

   A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Series generally:
   Pays dividends once a year, in December.
   Makes capital gains distributions, if any, once a year, typically in December.

However, because the Series may utilize tax equalization and other methods to minimize taxable distributions, in some years it may pay no, or only minimal, dividends and/or distributions. The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES




TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year

Long-term capital gain distributions   Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends . . . . . . . . . . . . . .  Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

                                     PAGE11

[This page intentionally blank]

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the financial performance for the period of the Series' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment
in the Series (assuming reinvestment of all dividends and distributions).    The
information for the fiscal year ended October 31, 1999 has been audited by
PricewaterhouseCoopers LLP    , whose report, along with the Series' financial
statements, is included in the annual report, which is available upon request.
   The information for the previous fiscal years was audited by the Series' former auditors, Deloitte & Touche LLP.

TAX MANAGED SERIES - CLASS A SHARES




                                     FOR THE    FOR THE    FOR THE    FOR THE
                                     YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                     10/31/99   10/31/98   10/31/97   10/31/96
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD $14.46    $15.20     $11.63     $10.00
Income from investment operations:
Net investment income (loss)*           0.12      0.10      (0.01)    (0.02)
Net realized and unrealized gain (loss)
  on investments                        3.03     (0.44)      3.58      1.65
Total from investment operations        3.15     (0.34)      3.57      1.63
Less distributions to shareholders:
  From net investment income           (0.13)      -          -          -
  From net realized gain on investments(0.06)    (0.40)       -          -
Total distributions to shareholders    (0.19)    (0.40)       -          -
NET ASSET VALUE - END OF PERIOD       $17.42    $14.46      $15.20   $11.63
Total return 1                         22.04%    (2.27%)     30.70%   16.30%
Ratios (to average net assets) / Supplemental Data:
    Expenses*                           1.20%     1.20%       1.20%    1.20%
    Net investment income (loss)*       0.49%     0.73%      (0.09%) (0.21%)
Portfolio turnover                        85%       65%        103%      78%
NET ASSETS - END OF PERIOD
(000'S OMITTED)                        $1,069     $772        $524     $224

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment loss per share and the ratios would have been as follows:

Net investment loss                   $(0.54)    $(0.43)     $(0.62)  $(0.14)
Ratios (to average net assets):
Expenses                                3.87%      5.17%       8.08%    2.50%
Net investment loss                    (2.18%)    (3.24%)     (6.97%)  (1.51%)

1 Represents aggregate total return for the period indicated.


[This page intentionally blank]

[Logo]

                                EXETER FUND, INC.

                               TAX MANAGED SERIES


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.


HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).



If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Prospectus
   March 1, 2000


EXETER FUND, INC.

Tax Managed Series


Class B, C, D and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.

CONTENTS                                         PAGE


       Goals, Strategies, and Risks                 4

       More About the Series' Investments           6

       How to Buy, Exchange, and Redeem Shares      8

       Investment and Account Information          10

       Dividends, Distributions, and Taxes         11

GOALS, STRATEGIES, AND RISKS

INVESTMENT GOAL
Maximize long-term growth while attempting to minimize the impact of taxes on
the total return    earned by shareholders.

KEY INVESTMENTS
The Series invests primarily in common stocks       .  The Series may also
invest in American Depository Receipts (ADRs) and other U.S. dollar denominated
securities of foreign issuers,    including those in emerging markets.

INVESTMENT STRATEGIES
The Advisor uses a "bottom-up" strategy, focusing on individual security
selection.         The Advisor uses fundamental analysis to select individual securities of companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
   Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
   Improving market share in consolidating industries.
   Low price relative to fundamental or breakup value.

TAX MANAGEMENT STRATEGIES
While pursuing its goal of long-term growth, the Advisor also attempts to
minimize the impact of taxes on the        total return    earned by
shareholders by:
   Investing primarily in low dividend, capital appreciation oriented stocks.
In general, these stocks generate lower current taxable income than most fixed income securities and high dividend stocks.
   Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
   When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
   When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
   When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
   When    available and      appropriate, using a        tax accounting
methodology to minimize taxable distributions.


PRINCIPAL RISKS OF INVESTING IN THE SERIES
You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
     The U.S. and/or foreign stock markets go down.
        Low dividend    , capital appreciation oriented stocks go down in value
or underperform higher-yielding stocks.
     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
     The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

   Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the following additional risks:
     The prices of foreign stocks may, at times, move in a different direction than the prices of U.S. common stocks.
     Investments in emerging market countries may be more volatile than investments in more developed countries.

SUMMARY OF PAST PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in Class A Shares of the Series. No Class B, C, D or E shares were outstanding during the past year. Class B, C, D and E shares would have
different performance due to their different expenses    . The bar chart shows
changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average
annual total returns for the Class A shares for different        periods compare
to those of the Standard & Poor's 500 Composite Index , an unmanaged index of common stocks.

Tax Managed Series
% Total Return
[Bar chart showing the percent total return for the    Class A shares of the
Tax Managed Series for 1996, 1997,1998, and    1999     with Calendar Years
ended December 31st. The results are 22.98% for 1996, 21.76% for 1997, 8.74% for
1998,    and 31.93% for 1999    .]
Calendar Years ended December 31



AVG. ANNUAL
TOTAL RETURNS                           SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR      ON 11/1/95
Class A shares                31.93%    20.15%
S&P 500 Index                 21.04%    27.06%

QUARTERLY RETURNS

Highest:                      20.96% in 4th quarter 1999
Lowest:                      -16.45% in 3rd quarter 1998




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.



WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you are:
     In a high federal tax bracket and are seeking to minimize the effect of taxes on your investment return.
     Seeking a long-term investment (fifteen years or more) and are willing to accept the risk of short-term stock market swings.
     Seeking to balance your portfolio by adding an equity component.
     A custodian for a minor child's UGMA/UTMA account, seeking favorable capital gain rates.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.



TAX MANAGED SERIES
                                            CLASS B   CLASS C   CLASS D CLASS E
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)         NONE 1   NONE 1    NONE 1  NONE 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Assets of the Series) 2
Management fee                                1.00%    1.00%     1.00%   1.00%
Distribution and service
(Rule 12b-1) fees                             1.00%    0.75%     0.50%   0.25%
Other expenses                                2.87%    2.87%     2.87%   2.87%
Total annual fund operating expenses          4.87%    4.62%     4.37%   4.12%
Less fee waivers and expense reimbursements 2 -2.67%  -2.67%    -2.67%  -2.67%
Net expenses                                  2.20%    1.95%     1.70%   1.45%


1 A wire charge, currently $15, may be deducted        from the amount of a
wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
   2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 2.20% of the Class B Shares', 1.95% of the Class C Shares', 1.70% of the Class D Shares', and 1.45% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The example below assumes that:
        You invest $10,000 for the periods shown
        The Fund's operating expenses remain the same
        Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



         CLASSB   CLASS C   CLASS D   CLASS E
1 YEAR.  $223*    $  198*   $  173*   $  148*
3 YEARS  $1,226*  $1,154*   $1,081*   $1,008*




   *Based on the Total Annual Fund Operating Expenses after fee waivers and reimbursements for year 1 only.

MORE ABOUT THE SERIES' INVESTMENTS


PRINCIPAL INVESTMENTS

EQUITY SECURITIES
The series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt
securities,        and equity participations.

FOREIGN SECURITIES
The Series may invest in ADRs and other U.S. dollar denominated securities of
foreign issuers.    ADRs are securities that are listed and traded in the United
States but represent an ownership interest in securities issued by a foreign
Issuer    .  Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.



   TAX MANAGEMENT STRATEGIES
The Series uses the tax management strategies described on page 4 to minimize the amount of distributions subject to state as well as federal income taxation. However, the Advisor does not attempt to address the tax laws of any particular state. The Advisor will follow tax management strategies only to the extent that they do not conflict with the Series' goal of maximizing long-term growth or the operation of the Series. The Series may realize a short-term gain on the sale of a security if the Advisor believes it will decline in value, to increase diversification, or to raise cash to pay expenses or meet redemption requests. In addition, some securities in the Series' portfolio will regularly generate taxable income. At times, tax managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover.


ADDITIONAL RISKS
Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries.

DEFENSIVE INVESTING
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

THE SERIES' INVESTMENT GOAL
The Series' board of directors may change its investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Series might not succeed in achieving its goal.

THE ADVISOR
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts make all of the Series' investment decisions.



THE DISTRIBUTOR
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.


Distribution plans

The Fund has adopted Rule 12b-1 distribution plans for the class B, C, D and E shares of the Series. Under the plans, the class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES
   In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00%, which is computed daily and payable monthly by the Series. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended October 31, 1999. The Advisor has contractually agreed to limit the Series' total operating expenses exclusive of 12b-1 fees to a total of 1.20%. This contractual waiver will remain in effect at least until February 28, 2001 and may be extended.

   The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


YEAR 2000 TRANSITION
The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchases, which could have an impact on the value of your investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

HOW TO BUY SHARES
Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed at
that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases or redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.


BY MAIL
OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                    The address is:
                                   EXETER FUND, INC.
                                    P.O. BOX 41118
                                   ROCHESTER, NY  14604

   To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

BY WIRE

OPENING OR ADDING TO AN ACCOUNT

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO REDEEM SHARES


THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).


All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW TO EXCHANGE SHARES
You may exchange shares of the Series for the same class of shares of any other
Series of Exeter Fund    currently available for direct investment     if the
registration of both accounts is identical.  If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

THROUGH THE FUND

If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.


BY TELEPHONE
  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

INVESTMENT AND ACCOUNT INFORMATION


ACCOUNTS WITH LOW BALANCES
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES
A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

   Members of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

           A notary public cannot provide a signature guarantee.

VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

However, because the Series may utilize tax equalization and other methods to minimize taxable distributions, in some years it may pay no, or only minimal, dividends and/or distributions. The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES




TRANSACTION                            FEDERAL TAX STATUS

                                       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
Redemption or exchange of shares       one year

Long-term capital gain distributions   Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends                              Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

[Logo]

EXETER FUND, INC.


TAX MANAGED SERIES

Class B, C, D and E


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site
(http://www.sec.gov)    .

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Prospectus

   March 1, 2000


EXETER FUND, INC.

Defensive Series

Blended Asset Series I

Blended Asset Series II

Maximum Horizon Series

Class A Shares


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.


Contents                                          Page

        Goals, Strategies, and Risks                 4

          Defensive Series                           6

          Blended Asset Series I                     8

          Blended Asset Series II                   10

          Maximum Horizon Series                    12

        More About the Series' Investments          14

        How to Buy, Exchange, and Redeem Shares     16

        Investment and Account Information          18

        Dividends, Distributions, and Taxes         19

        Financial Highlights                        20

GOALS, STRATEGIES, AND RISKS

THE ADVISOR'S INVESTMENT STRATEGIES

The Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages.

A team of investment professionals manages each Series' portfolio using a
multi-strategy approach. The    top-down group establishes broad     policies
regarding the mix of stocks, bonds and cash that is appropriate in light of the
investment goals of each Series under prevailing market conditions.     Stock
analysts and fixed income analysts select individual securities after a peer
review for consistency with the Advisor's disciplines.      The specific
criteria applied by each group in allocating assets and selecting securities are set forth on the opposite page.


HOW THE ADVISOR ALLOCATES ASSETS WITHIN EACH SERIES

The Series offer a range of investment opportunities from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.


The Advisor believes that the most important factor affecting portfolio performance is asset allocation.

The pie charts below illustrate how the make-up of each Series' portfolio has varied in the past.

                               HISTORICAL HIGH AND LOW STOCK EXPOSURES


DEFENSIVE SERIES
   6/30/96 - 12/31/99


High              Low
Stocks 19.8%      Stocks 6.2%
Bonds 78.3%       Bonds 71.0%
Cash 1.9%         Cash 22.8%


BLENDED ASSET SERIES I
   3/31/94 - 12/31/99


High              Low
Stocks 50.1%      Stocks 18.4%
Bonds 47.6%       Bonds 64.9%
Cash 2.3%         Cash 16.7%


BLENDED ASSET SERIES II
   3/31/94 - 12/31/99


High              Low
Stocks 70.1%      Stocks 44.3%
Bonds 26.7%       Bonds 52.7%
Cash 3.2%         Cash 3.0%


MAXIMUM HORIZON SERIES
   6/30/96 - 12/31/99


High              Low
Stocks 95.5%      Stocks 72.7%
Bonds  2.2%       Bonds  27.3%
Cash   2.3%       -----------


A Series' actual asset allocation may vary from that shown above depending primarily on current or anticipated market trends.

   TOP-DOWN GROUP (INVESTMENT POLICY GROUP)
This team establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The team also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

     a Series' risk management priorities
     economic factors such as inflation, employment and interest rate trends the outlook for corporate earnings stock valuations (e.g., price to earnings and price to book ratios) supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset
allocation    with each bottom-up decision.

Within each Series' holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic
factors appear favorable.  For instance, the stock holdings    may tend to
rise if the Advisor     expects corporate earnings to rise, interest rates
to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.


STOCK ANALYSTS (INVESTMENT RESEARCH GROUP)

This team selects individual stocks by looking for companies with one or more of the following characteristics:

     strong strategic profiles (e.g., strong market position, benefits from
technology,    market share gains     in a mature market and high barriers to
entry)
     improving market share in consolidating industries low price relative to fundamental or breakup value


FIXED INCOME ANALYSTS (FIXED INCOME GROUP)

This team selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, the Advisor considers:

     Interest rate sensitivity of particular sectors and securities
     Narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities
     For mortgage-related and asset-backed securities, anticipated changes in prepayment rates

GOALS, STRATEGIES, AND RISKS


DEFENSIVE SERIES

INVESTMENT  GOALS

PRIMARY:  Preservation of capital
SECONDARY:  Long-term growth of capital


   INVESTMENT STRATEGIES

The Series invests primarily in fixed income securities of the U.S. government
and U.S. companies, although it may also invest in    common stocks of U.S.
issuers.      The Advisor typically focuses on fixed income securities with short to intermediate term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more) and stocks. The Fund may invest in American Depository Receipts
(ADRs) and other U.S. dollar denominated securities of foreign issuers.
In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth
opportunities    as a secondary priority.



PRINCIPAL RISKS OF INVESTING IN THE SERIES

Because the Series invests principally in bonds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
     The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may also invest in stocks and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value
of a particular company's stock.     The prices of foreign common stocks may, at
times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor's judgements about the attractiveness, relative value and potential appreciation of a particular
   security or strategy     prove to be incorrect.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class
A shares for different        periods compare to those of the Lehman Brothers
Intermediate Bond Index and a blended index, 15% of which is the Standard &
Poor's 500    Composite     Index and 85% of which is the Lehman Brothers
Intermediate Bond Index. Since the Series' asset allocation will vary over time,
the Series' portfolio may not match the benchmarks'    asset allocation     at
any given time.

DEFENSIVE SERIES
% TOTAL RETURN
[Bar chart showing the percent total return for the Defensive Series for
1996, 1997, 1998,    and 1999    .  The results are 3.44% for 1996,
9.77% for 1997,    6.05% for 1998, and 2.01% for 1999    .]
CALENDAR YEARS ENDED DECEMBER 31




Avg. Annual
Total Returns                                  Since Inception
(for periods ended 12/31/99)     1 Year        on 11/1/95
Class A shares                   2.01%         5.60%
Indices:
  Lehman Brothers Intermediate
    Bond Index                   0.39%         5.51%
  15%/85% Blended Index          3.35%         8.66%

Quarterly Returns
Highest:               4.56% in 2nd quarter 1997
Lowest:                -1.18% in 1st quarter 1996



The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.
The S&P 500 Index is an unmanaged index of common stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.




FOR THE YEAR ENDED 10/31/99                               DEFENSIVE SERIES
SHAREHOLDER FEES (paid directly from your investment)     None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)2
  Management fee                                          0.80%
  Distribution and service (Rule 12b-1) fees              None
  Other expenses                                          0.77%
  Total annual Fund operating expenses                    1.57%
  Less fee waivers and expense reimbursements.           (0.57)%2
  Net Expenses                                            1.00%


1 A wire charge, currently $15 may be deducted        from the amount of a
wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

   2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.00% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
        You invest $10,000 for the periods shown
        The Fund's operating expenses remain the same
        Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After     After     After     After
1 year   3 years   5 years   10 years
$102*     $440*     $801*     $1,819*



   *Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

GOALS, STRATEGIES, AND RISKS


BLENDED ASSET SERIES I

INVESTMENT GOALS

Equal emphasis on long-term growth of capital and preservation of capital


   INVESTMENT STRATEGIES

The Series invests primarily in    common     stocks and intermediate to
long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of growth for this portfolio relative to an investment in the general stock market.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     U.S. and/or foreign stock or bond markets decline.
    An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
    Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
    The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

   Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the following additional risks:

    The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.
    Investments in emerging market countries may be more volatile than investments in more developed countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular
   security or strategy     prove to be incorrect.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class
A shares for different        periods compare to those of the Lehman Brothers
Intermediate Bond Index and a blended index, 30% of which is the Standard &
Poor's 500    Composite     Index and 70% of which is the Lehman Brothers
Intermediate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.


BLENDED ASSET SERIES I
% TOTAL RETURN
[Bar chart showing the percent total return for the Blended Asset Series I for
1994, 1995, 1996, 1997, 1998,    and 1999    .  The results are 0.80% for 1994,
21.08% for 1995, 7.73% for 1996, 13.95% for 1997, 6.81% for 1998 and    5.44%
for 1999    .]
CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                                       SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)    1 YEAR    5 YEARS   ON 9/15/93
Class A shares                  5.44%     10.85%    8.54%
Indices:
 Lehman Brothers Intermediate
  Bond Index                    0.39%      7.10%    5.32%
 30%/70% Blended Index          6.37%     13.09%   10.46%

QUARTERLY RETURNS
Highest:           8.67% in 4th quarter 1998
Lowest:           -4.42% in 3rd quarter 1998


The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.

The S&P 500 Index is an unmanaged index of common stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.



FOR THE YEAR ENDED 10/31/99                               BLENDED ASSET SERIES I
SHAREHOLDER FEES (paid directly from your investment)     None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)2
  Management fee                                           1.00%
  Distribution and service (Rule 12b-1) fees                None
  Other expenses                                           0.23%
  Total annual Fund operating expenses                     1.23%
  Less fee waivers and expense reimbursements.            (0.03)%2
  Net Expenses                                             1.20%


1 A wire charge, currently $15, may be deducted        from the amount of a
wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
   2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
     You invest $10,000 for the periods shown
     The Fund's operating expenses remain the same
     Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After     After     After      After
1 year   3 years   5 years   10 years
$122* .  $387*     $673*     $1,486*



   *Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

GOALS, STRATEGIES, AND RISKS


BLENDED ASSET SERIES II

INVESTMENT GOALS

PRIMARY:  Long-term growth of capital
SECONDARY:  Preservation of capital

   INVESTMENT STRATEGIES

The Series invests primarily in    common stocks     but may also invest a
substantial portion of its assets in long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. By focusing on growth of capital and, to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.




PRINCIPAL RISKS OF INVESTING IN THE SERIES

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     U.S. and/or foreign stock or bond markets decline.
     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
     Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
     The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

   Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the following additional risks:

     The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.
     Investments in emerging market countries may be more volatile than investments in more developed countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular
   security or strategy     prove to be incorrect.

SUMMARY OF PAST PERFORMANCE


The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class
A shares for different        periods compare to those of the Merrill Lynch
Corporate/Government Master Bond Index and a blended index, 50% of which is the
Standard & Poor's 500    Composite     Index and 50% of which is the Lehman
Brothers Aggregate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.


BLENDED ASSET SERIES II
% TOTAL RETURN
[Bar chart showing the percent total return for the Blended Asset Series II for 1994, 1995, 1996, 1997, 1998, and 1999 . The results are 3.52% for 1994,
32.64% for 1995, 14.06% for 1996, 17.54% for 1997, 2.87% for 1998 and    11.07%
for 1999    .]
CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                                      SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)   1 YEAR    5 YEARS    ON 10/12/93
Class A shares                 11.07%    15.23%    12.66%
Indices:
 Merrill Lynch Corp./Government
  Master Bond Index.           -2.05%     7.60%       5.30%
 50%-50% Blended Index          9.80%    17.98%      14.17%

QUARTERLY RETURNS
Highest:           11.06% in 4th quarter 1998
Lowest:            -9.88% in 3rd quarter 1998



The Merrill Lynch Corporate/Government Master Bond Index is comprised of investment grade securities with maturities greater than one year.

The S&P 500 Index is an unmanaged index of common stocks.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade bonds and mortgage-backed securities with maturities of at least one year.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.


FOR THE YEAR ENDED 10/31/99                              BLENDED ASSET SERIES II
SHAREHOLDER FEES (paid directly from your investment)    None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)2
Management fee                                           1.00%
Distribution and service (Rule 12b-1) fees.               None
Other expenses.                                          0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.15%



1 A wire charge, currently $15 may be deducted        from the amount of a wire
redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
   2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. This table describes the fees and expenses you may pay if you invest in shares of the Series.

THE EXAMPLE BELOW ASSUMES THAT:
     You invest $10,000 for the periods shown
     The Fund's operating expenses remain the same
     Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:


After     After     After      After
1 year   3 years   5 years   10 years
$117     $365      $633      $1,398


GOALS, STRATEGIES, AND RISKS


MAXIMUM HORIZON SERIES

INVESTMENT GOAL

Long-term growth of capital


   INVESTMENT STRATEGIES

The Series invests primarily in common stocks, but may invest to a limited extent in fixed income securities of the U.S. government and U.S. companies.
The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor seeks to generate the high level of long-term capital growth typically associated with an investment in the general stock market for this portfolio.



PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any growth fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

    U.S. and/or foreign stock markets decline.
    An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

Because the Series may also invest in bonds and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the
Series' bond portfolio.     The prices of foreign common stocks may, at times,
move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in more developed countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

SUMMARY OF PAST  PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class
A shares for different        periods compare to those of the Standard & Poor's
500    Composite     Index.  Since the Series' asset allocation will vary over
time, the Series' portfolio may not match the benchmark's portfolio at any given time. The S&P 500 Index is an unmanaged index of common stocks.

MAXIMUM HORIZON SERIES
% TOTAL RETURN
[Bar chart showing the percent total return for the Maximum Horizon Series for
1996, 1997, 1998,    and 1999    .  The results are 17.57% for 1996, 20.39% for
1997, 1.19% for 1998 and    33.04% for 1999    .]
CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                            Since Inception
(for periods ended 12/31/99)  1 Year      on 11/1/95
Class A shares                33.04%     17.69%
S&P 500 Index.                21.04%     27.06%

QUARTERLY RETURNS
Highest:            19.64% in 4th quarter 1998
Lowest:.           -19.41% in 3rd quarter 1998




The S&P 500 Index is an unmanaged index of common stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.



FOR THE YEAR ENDED 10/31/99                               MAXIMUM HORIZON SERIES
SHAREHOLDER FEES (paid directly from your investment)     None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)2
  Management fee                                          1.00%
  Distribution and service (Rule 12b-1) fees               None
  Other expenses                                          0.28%
  Total annual Fund operating expenses                    1.28%
  Less fee waivers and expense reimbursements.          (0.08)%2
  Net Expenses                                            1.20%



1 A wire charge, currently $15 may be deducted        from the amount of a wire
redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
   2 The Advisor has contractually agreed to limit its fee and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The example below assumes that:
     You invest $10,000 for the periods shown
     The Fund's operating expenses remain the same
     Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$122*    $398*     $695*     $1,538*



   *Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

MORE ABOUT THE SERIES' INVESTMENTS


PRINCIPAL INVESTMENTS

EQUITY SECURITIES

Each Series may invest in equity securities of U.S. and foreign companies.
These    will usually be     exchange-traded and over-the-counter (OTC) common
        stocks,    but may include     preferred stocks, warrants, rights,
convertible debt securities, and        equity participations.


   FOREIGN SECURITIES

The Series may invest in ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.


FIXED INCOME SECURITIES

Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities, but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds." These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.


ADDITIONAL RISKS


   EMERGING MARKET RISK

The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries.

DEFENSIVE INVESTING

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goals.

THE SERIES' INVESTMENT GOALS

The Series' board of directors may change each Series' investment goals (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. A Series might not succeed in achieving its goals.

THE ADVISOR

Each Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts make all of the Series' investment decisions.


THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers. Class A shares are not subject to any distribution or shareholder servicing fees.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


MANAGEMENT FEES

In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has contractually agreed to limit the Series' total operating expenses as shown below. These contractual waivers will remain in effect at least until February 28, 2001 and may be extended.

          ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF DAILY NET ASSETS)



                         Actual management fee                  Contractual
                             paid for year       Contractual       expense
Series                       ended 10/31/99     management fee    limitation
Defensive Series         0.23%                   0.80%            1.00%

Blended Asset Series I   0.97%                   1.00%            1.20%

Blended Asset Series II  1.00%                   1.00%            1.20%

Maximum Horizon Series   0.92%                   1.00%            1.20%



The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


   YEAR 2000 TRANSITION

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchase, which could have an impact on the value of your investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

HOW TO BUY SHARES

The minimum initial investment in each Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed at
that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. Each Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.


BY MAIL

OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                         The address is:
                                        EXETER FUND, INC.
                                         P.O. BOX 41118
                                        ROCHESTER, NY  14604

   To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.


AUTOMATIC INVESTMENT PLAN

You may participate in the automatic investment plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange Class A shares of a Series for Class A shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical. If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.


BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.


BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.


HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. Each Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.


BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION


ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.


IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies.

If accepted, the securities will be valued the same way the Series values securities it already owns.

A Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.


SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

    Members of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
    A federal savings, cooperative or other type of bank.
    A savings and loan or other thrift institution.
    A credit union.
    A securities exchange or clearing agency.

              A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

Each Series offers its shares at the net asset value (NAV) per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may
value those securities higher or lower than another    mutual fund     that
uses market quotations to price the same securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

Each Series generally:
  Pays dividends twice a year, in June and December.
  Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund    in
writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES

Transaction                            Federal Tax Status
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year

Long-term capital gain distributions   Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends                              Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Series' financial performance for the past five years (or the period since a particular series began operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming
reinvestments of all dividends and distributions).     The information for the
fiscal year ended October 31, 1999 has been audited by PricewaterhouseCoopers
LLP    , whose reports, along with the Series' financial statements, are
included in the annual reports, which are available upon request.     The
information for the previous fiscal years was audited by the Series' former auditors, Deloitte & Touche LLP.



DEFENSIVE SERIES - CLASS A SHARES

                                        For the   For the    For the    For the
                                        Year      Year       Year       Year
                                        Ended     Ended      Ended      Ended
                                        10/31/99  10/31/98   10/31/97   10/31/96
PER SHARE DATA
(FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
Net asset value - Beginning of period   $10.85    $10.71     $10.29     $10.00
Income from investment operations:
   Net investment income*                 0.46      0.35       0.42       0.35
   Net realized and unrealized
   gain (loss) on investments            (0.27)     0.32       0.45       0.14
Total from investment operations          0.19      0.67       0.87       0.49
Less distributions to shareholders:
   From net investment income.           (0.38)    (0.35)     (0.38)     (0.20)
   From net realized gain on investments (0.04)    (0.18)     (0.07)       -
Total distribution, to shareholders      (0.42)    (0.53)     (0.45)     (0.20)
Net asset value - End of period         $10.62    $10.85      $10.71     $10.29
Total return 1                            1.75%     6.54%       8.74%     4.94%
Ratios (to average net assets)/
 Supplemental Data:
Expenses*.                                1.00%     1.00%      1.00%      1.00%
    Net investment income*                4.08%     4.20%      4.45%      4.26%
Portfolio turnover                          33%       15%        60%        30%
Net assets -
End of period (000's omitted)           $4,837    $5,733      $1,764     $ 745

*The investment advisor did not impose all or a portion of its management fee in some periods and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income                   $0.40     $0.29       $0.27       $0.23
Ratios (to average net assets):
Expenses                                 1.57%     1.73%       2.59%       2.50%
Net investment income                    3.51%     3.47%       2.86%       2.76%

1 Represents aggregate total return for the period indicated.

BLENDED ASSET SERIES I - CLASS A SHARES



                                                  FOR THE     FOR THE   FOR THE
                                                  YEAR        YEAR      YEAR
                                                  ENDED       ENDED     ENDED
                                                  10/31/99    10/31/98  10/31/97
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - Beginning  of period            $11.59      $11.97   $11.20
Income from investment operations:
Net investment income*                              0.38        0.36     0.39
Net realized and unrealized gain (loss)
  on investments                                    0.22        0.35     1.01
Total from investment operations                    0.60        0.71     1.40
Less distributions to shareholders:
From net investment income                         (0.34)      (0.33)   (0.44)
In excess of net investment income                   -           -         -
From net realized gain on investments.             (0.78)      (0.76)   (0.19)
In excess of net realized gain on investments        -           -         -

Total distributions to shareholders.               (1.12)      (1.09)    (0.63)
NET ASSET VALUE - END OF PERIOD.                   $11.07      $11.59    $11.97
Total return 1                                      4.32%       6.29%    13.01%
Ratios (to average net assets) / Supplemental Data:
Expenses *                                          1.20%       1.20%     1.20%
Net investment income *.                            3.09%       3.25%     3.39%
Portfolio turnover                                    45%         60%       50%
NET ASSETS - END OF PERIOD (000'S OMITTED)         $26,515     $32,291   $21,930

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would be as follows:
Net investment income                              $0.38       $0.35      $0.39
Ratios (to average net assets):
Expenses                                            1.23%       1.23%     1.24%
Net investment income                               3.06%       3.22%     3.35%

1 Represents aggregate total return for the period indicated.
2 Annualized.

BLENDED ASSET SERIES I - CLASS A SHARES


                                                 FOR THE     FOR THE   FOR THE
                                                 TEN MONTHS  YEAR      YEAR
                                                 ENDED       ENDED     ENDED
                                                 10/31/96    12/31/95  12/31/94
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - Beginning  of period           $10.72      $9.72     $10.05
Income from investment operations:
Net investment income*                             0.29       0.34       0.20
Net realized and unrealized gain (loss)
  on investments                                   0.31       1.70      (0.28)
Total from investment operations                   0.60       2.04      (0.08)
Less distributions to shareholders:
From net investment income                        (0.09)     (0.34)     (0.20)
In excess of net investment income                   -       (0.01)        -
From net realized gain on investments             (0.03)     (0.69)     (0.04)
In excess of net realized gain on investments       -           -       (0.01)

Total distributions to shareholders.              (0.12)     (1.04)     (0.25)
NET ASSET VALUE - END OF PERIOD                  $11.20     $10.72      $ 9.72
Total return 1.                                   5.64%      21.08%    (0.80%)
Ratios (to average net assets) / Supplemental Data:
Expenses *                                        1.20%2      1.20%      1.20%
Net investment income *                           3.69%2      3.64%      3.40%
Portfolio turnover                                  85%         72%        45%
NET ASSETS - END OF PERIOD (000'S OMITTED)       $17,794    $ 9,518     $4,519


*The investment advisor did not impose all or a portion of its management fee
and in some periods paid a portion of the Series' expenses.   If these expenses
had been incurred by the Series, and had 1994 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would be as follows:
Net investment income                             $0.28      $0.31      $0.12
Ratios (to average net assets):                    1.23%      1.24%      1.31%2
Net investment income                              3.35%      3.58%2     3.31%
1 Represents aggregate total return for the period indicated.
2 Annualized.

FINANCIAL HIGHLIGHTS

BLENDED ASSET SERIES II - CLASS A SHARES



                                                FOR THE    FOR THE   FOR THE
                                                YEAR       YEAR      YEAR
                                                ENDED      ENDED     ENDED
                                                10/31/99   10/31/98  10/31/97

PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - Beginning of period          $12.60      $14.69    $13.04
Income from investment operations:
Net investment income                            0.33        0.31      0.33
Net realized and unrealized gain
 (loss) on investments                          0.92       (0.38)     2.13
Total from investment operations                1.25       (0.07)     2.46
Less distributions to shareholders:
From net investment income                     (0.31)      (0.29)    (0.40)
From net realized gain on investments          (0.80)      (1.73)    (0.41)
Total distributions to shareholders            (1.11)      (2.02)    (0.81)
NET ASSET VALUE - END OF PERIOD                $12.74      $12.60    $14.69
Total return 1                                  10.46%     (0.56%)   19.69%
Ratios (to average net assets) / Supplemental Data:
Expenses                                         1.15%      1.15%     1.15%
Net investment income                            2.44%      2.45%     2.45%
Portfolio turnover                                 78%        61%       63%
NET ASSETS - END OF PERIOD (000'S OMITTED)     $65,205    $65,973   $50,922

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series and had 1993 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income                              N/A        N/A       N/A
Ratios (to average net assets):
Expenses                                           N/A        N/A       N/A
Net investment income                              N/A        N/A       N/A
1Represents aggregate total return for the period indicated.
2Annualized.

BLENDED ASSET SERIES II - CLASS A SHARES

                                                  FOR THE    FOR THE   FOR THE
                                                  TEN MONTHS YEAR      YEAR
                                                  ENDED      ENDED     ENDED
                                                  10/31/96   12/31/95  12/31/94
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - Beginning of period.            $11.95     $10.12    $ 9.98
Income from investment operations:
Net investment income.                             0.23*      0.24*      0.11*
Net realized and unrealized gain (loss) on
  Investments.                                     0.96       3.05       0.24
Total from investment operations                   1.19       3.29       0.35
Less distributions to shareholders:
From net investment income                        (0.04)     (0.24)      (0.12)
From net realized gain on investments.            (0.06)     (1.22)      (0.09)
Total distributions to shareholders.              (0.10)     (1.46)      (0.21)
NET ASSET VALUE - END OF PERIOD.                 $13.04     $11.95       $10.12
Total return1.                                    10.01%     32.64%       3.52%
Ratios (to average net assets) / Supplemental Data:
Expenses                                           1.20%2*    1.20%*      1.20%*
Net investment income.                             2.51%2*    2.53%*      2.12%*
Portfolio turnover                                   57%        63%         19%
NET ASSETS - END OF PERIOD (000'S OMITTED)      $32,999    $20,519       $7,214

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series and had 1993 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income                            $0.23      $0.23        $0.05
Ratios (to average net assets):
Expenses                                          1.22%2     1.33%        2.31%
Net investment income                             2.49%2     2.40%        1.01%
1 Represents aggregate total return for the period indicated.
2 Annualized.


MAXIMUM HORIZON SERIES - CLASS A SHARES



                                        FOR THE    FOR THE   FOR THE  FOR THE
                                        YEAR       YEAR      YEAR     YEAR
                                        ENDED      ENDED     ENDED    ENDED
                                        10/31/99   10/31/98  10/31/97 10/31/96
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD.  $12.10    $14.24     $11.38   $10.00
Income from investment operations:
 Net investment income*.                  0.18      0.13       0.10    0.15
 Net realized and unrealized gain
(loss) on investments                     3.06     (0.93)      2.92    1.36
Total from investment operations          3.24     (0.80)      3.02    1.51
Less distributions to shareholders:
 From net investment income              (0.22)    (0.12)     (0.08)  (0.13)
 From net realized gain on investments   (0.79)    (1.22)     (0.08)    -
Total distributions to shareholders      (1.01)    (1.34)     (0.16)  (0.13)
NET ASSET VALUE - END OF PERIOD         $14.33    $12.10     $14.24   $11.38
Total return1.                           26.34%    (5.99%)    26.77%   15.21%
Ratios (to average net assets)/Supplemental Data:
 Expenses*                                1.20%     1.20%      1.20%    1.20%
 Net investment income*                   0.93%     1.25%      0.94%    1.71%
Portfolio turnover                          96%       60%       115%      95%
NET ASSETS - END OF PERIOD
(000'S OMITTED)                         $21,515   $18,705    $ 9,852   $1,574

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income                     $0.17     $0.12      $0.06    $0.04
Ratios (to average net assets):
 Expenses                                  1.28%    1.32%       1.55%    2.50%
 Net investment income                     0.85%    1.13%       0.59%    0.41%
1 Represents aggregate total return for the period indicated.


EXETER FUND, INC.


Defensive Series
Blended Asset Series I
Blended Asset Series II
Maximum Horizon Series


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series' investments. These reports discuss the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this combined prospectus.


HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Fund without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).



If someone makes a statement that is not in this prospectus about any of the Series, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.


Investment Company Act File No. 811-04087

Prospectus

   March 1, 2000


EXETER FUND, INC.

Defensive Series

Blended Asset Series I

Blended Asset Series II

Maximum Horizon Series

Class B, C, D and E Shares


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.


CONTENTS                                        PAGE

     Goals,        Strategies,    and Risks        4

            Defensive Series                       6

            Blended Asset Series I                 8

            Blended Asset Series II               10

            Maximum Horizon Series                12

         More About the Series' Investments       14

         How to Buy, Exchange, and Redeem Shares  16

         Investment and Account Information       18

         Dividends, Distributions, and Taxes      19

         Financial Highlights                     20

Goals,        Strategies,    and Risks


   THE ADVISOR'S INVESTMENT STRATEGIES

The Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages.

A team of investment professionals manages each Series' portfolio using a multi-strategy approach. The top-down group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor's disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the opposite page.


HOW THE ADVISOR ALLOCATES ASSETS WITHIN EACH SERIES

The Series offer a range of investment opportunities from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

THE ADVISOR BELIEVES THAT THE MOST IMPORTANT FACTOR AFFECTING PORTFOLIO PERFORMANCE IS ASSET ALLOCATION.

   The pie charts below illustrate how the make-up of each Series' portfolio has varied in the past.


HISTORICAL HIGH AND LOW STOCK EXPOSURES


DEFENSIVE SERIES
   6/30/96 - 12/31/99


High              Low
Stocks 19.8%      Stocks 6.2%
Bonds 78.3%       Bonds 71.0%
Cash 1.9%         Cash 22.8%



BLENDED ASSET SERIES I
   3/31/94 - 12/31/99


High              Low
Stocks 50.1%      Stocks 18.4%
Bonds 47.6%       Bonds 64.9%
Cash 2.3%         Cash 16.7%



BLENDED ASSET SERIES II
   3/31/94 - 12/31/99


High              Low
Stocks 70.1%      Stocks 44.3%
Bonds 26.7%       Bonds 52.7%
Cash 3.2%         Cash 3.0%



MAXIMUM HORIZON SERIES
   6/30/96 - 12/31/99



High              Low
Stocks 95.5%      Stocks 72.7%
Bonds 2.2%        Bonds 27.3%
Cash 2.3%         -----------



   A Series' actual asset allocation may vary from that shown above depending primarily on current or anticipated market trends.

   TOP-DOWN GROUP (INVESTMENT POLICY GROUP)

This team establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The team also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

     a Series' risk management priorities
     economic factors such as inflation, employment and interest rate trends the outlook for corporate earnings stock valuations (e.g., price to earnings and price to book ratios) supply and demand for various asset classes

   Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series' holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.


   STOCK ANALYSTS (INVESTMENT RESEARCH GROUP)

This team selects individual stocks by looking for companies with one or more of the following characteristics:

     strong strategic profiles (e.g., strong market position, benefits from
technology,    market share gains in a mature market     and high barriers to
entry)
     improving market share in consolidating industries
     low price    relative to fundamental or breakup value


   FIXED INCOME ANALYSTS (FIXED INCOME GROUP)

This team selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, the Advisor considers:

Interest rate sensitivity of particular sectors and securities
     Narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities
     For mortgage-related and asset-backed securities, anticipated changes in prepayment rates

GOALS,       STRATEGIES,    AND RISKS


DEFENSIVE SERIES

INVESTMENT GOALS

PRIMARY:  Preservation of capital
SECONDARY:  Long-term growth of capital


   INVESTMENT STRATEGIES

The Series invests primarily in fixed income securities of the U.S. government and U.S. companies, although it may also invest in common stocks of U.S. issuers. The Advisor typically focuses on fixed income securities with short to intermediate term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more) and stocks. The Fund may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating
income.  The Advisor may simultaneously seek growth opportunities    as a
secondary priority.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

Because the Series invests principally in bonds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
     The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may also invest in stocks and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value
of a particular company's stock.  The prices of foreign common stocks may,    at
times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor's judgements about
the attractiveness, relative value    and potential appreciation of a
particular security or     strategy prove to be incorrect.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of
investing in        the Series. No Class B, C, D or E shares were outstanding
during the past year. Class B, C, D and E shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total
returns for the Class A shares for different        periods compare to those
of the  Lehman Brothers Intermediate Bond Index and a blended index, 15% of
which is the Standard & Poor's 500 Composite        Index and 85% of which is
the Lehman Brothers Intermediate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks'
   asset allocation     at any given time.



DEFENSIVE SERIES
% TOTAL RETURN
[Bar chart showing the percent total return for the Class A shares of Defensive
Series for 1996, 1997, 1998, and    1999     with Calendar Years ended December
31st.  The results are 3.34% for 1996, 9.77% for 1997,    6.05% for 1998, and
2.01% for 1999    .]
CALANDAR YEARS ENDED DECEMBER 31




AVG. ANNUAL
TOTAL RETURNS                               SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)     1 YEAR     ON 11/1/95
Class A shares.                  2.01%      5.60%
Indices:
  Lehman Brothers Intermediate
    Bond Index.                  0.39%      5.51%
15%/85% Blended Index            3.35%      8.66%


QUARTERLY RETURNS
Highest:               4.56% in 2nd quarter 1997
Lowest:               -1.18% in 1st quarter 1996


   The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.

The S&P 500 Index is an unmanaged index of common stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES



This table describes the fees and expenses you may pay if you invest in shares of the Series.



DEFENSIVE SERIES
                                             Class B  Class C   Class D   Class E

SHAREHOLDER FEES
(paid directly from your investment)         None1    None1     None1     None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Assets of the Series)

Management fee                               0.80%   0.80%     0.80%     0.80%
Distribution and service (Rule 12b-1) fees   1.00%   0.75%     0.50%     0.25%
Other expenses                               0.77%   0.77%     0.77%     0.77%
Total annual fund operating expenses         2.57%   2.32%     2.07%     1.82%
Less fee waivers and expense reimbursements2 -0.57%  -0.57%    -0.57%    -0.57%
Net expenses                                 2.00%    1.75%    1.50%     1.25%


1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 2.00% of the Class B Shares', 1.75% of the Class C Shares', 1.50% of the Class D Shares', and 1.25% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
         You invest $10,000 for the periods shown

         The Fund's operating expenses remain the same
         Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



         CLASS B   CLASS C   CLASS D   CLASS E
1 YEAR.  $203*    $178*     $153*  $   127*
3 YEARS  $745*    $670*     $594*  $   517*



   *Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

GOALS,        STRATEGIES,    AND RISKS


BLENDED ASSET SERIES I


INVESTMENT GOALS

Equal emphasis on long-term growth of capital and preservation of capital


   INVESTMENT STRATEGIES

The Series invests primarily in common stocks and intermediate to long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of growth for this portfolio relative to an investment in the general stock market.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     U.S. and/or foreign stock or bond markets decline.
     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
     Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
     The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Series may invest in U.S. dollar denominated securities of foreign
issuers,    the Series is subject to the following additional risks:

     The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.
     Investments in emerging market countries may be more volatile than investments in more developed countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular
   security or strategy     prove to be incorrect.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of
investing in        the Series. No Class B, C, D or E shares were outstanding
during the past year. Class B, C, D and E shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception.  The total return table shows how the average annual
total returns for the Class A shares for different        periods compare to
those of the Lehman Brothers Intermediate Bond Index and a blended index, 30%
of which is the Standard & Poor's 500 Composite        Index and 70% of which
is the Lehman Brothers Intermediate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.

BLENDED ASSET SERIES I
% TOTAL RETURN
[Bar chart showing the percent total return for    the Class A shares of     the
Blended Asset Series I for 1994, 1995, 1996, 1997,1998,    and 1999     with
Calendar Years Ended December 31st. The results are -.80% for 1994, 21.08%
for 1995, 7.73% for 1996, 13.95% for 1997,    6.81% for 1998, and 5.44% for
1999.    ]
CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                                       Since Inception
(FOR PERIODS ENDED 12/31/99)   1 Year  5 years      on 9/15/93
Class A shares                 5.44%   10.85%       8.54%
Indices:
Lehman Brothers Intermediate
Bond Index.                    0.39%    7.10%       5.32%
30%/70% Blended Index          6.37%    13.09%     10.46%

QUARTERLY RETURNS
Highest:              8.67% in 4th quarter 1998
Lowest:               -4.42% in 3rd quarter 1998



The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.

The S&P 500 Index is an unmanaged index of common stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.


Blended Asset Series I
                                             Class B   Class C   Class D Class E

SHAREHOLDER FEES
(paid directly from your investment)         None1     None1     None1   None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Assets of the Series)

Management fee                               1.00%     1.00%     1.00%     1.00%
Distribution and service (Rule 12b-1) fees   1.00%     0.75%     0.50%     0.25%
Other expenses                               0.23%     0.23%     0.23%     0.23%
Total annual fund operating expenses         2.23%     1.98%     1.73%     1.48%
Less fee waivers and expense reimbursements2 -0.03%   -0.03%    -0.03%    -0.03%
Net expenses                                 2.20%     1.95%     1.70%     1.45%


1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 2.20% of the Class B Shares', 1.95% of the Class C Shares', 1.70% of the Class D Shares', and 1.45% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
         You invest $10,000 for the periods shown

         The Fund's operating expenses remain the same
         Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



         CLASS B  CLASS C  CLASS D  CLASS E
1 YEAR.  $223*    $198*    $173*    $148*
3 YEARS  $694*    $618*    $542*    $465*



   *Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

GOALS,        STRATEGIES,    AND RISKS

BLENDED ASSET SERIES II

INVESTMENT GOALS

PRIMARY:  Long-term growth of capital
SECONDARY:  Preservation of capital


   INVESTMENT STRATEGIES

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. By focusing on growth of capital and, to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.



PRINCIPAL RISKS OF INVESTING IN THE SERIES

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     U.S. and/or foreign stock or bond markets decline.
     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
     Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
     The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Series may invest in U.S. dollar denominated securities of foreign
issuers,    the Series is subject to the following additional risks:
     The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.
     Investments in emerging market countries may be more volatile than investments in more developed countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular
   security or strategy     prove to be incorrect.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of
investing in the        Series. No Class B, C, D or E shares were outstanding
during the past year. Class B, C, D and E shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total
returns for the Class A shares for different        periods compare to those
of the Merrill Lynch    Corporate/Government Master Bond     Index and a blended
index, 50%  of which is the Standard & Poor's 500 Composite        Index and 50%
of which is the Lehman Brothers Aggregate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.

BLENDED ASSET SERIES II
% TOTAL RETURN
[Bar chart showing the percent total return for the Class A shares of the
Blended Asset Series II for 1994, 1995, 1996, 1997,1998, and    1999
with Calendar Years ended December 31st. The results are 3.52% for 1994,
32.64% for 1995, 14.06% for 1996, 17.54% for 1997,    2.87% for 1998,
and 11.07% for 1999.    ]
CALENDAR YEARS ENDED DECEMBER 31



Avg. Annual                                     Since
Total Returns                                   Inception
(for periods ended 12/31/99)  1 Year  5 years   on 10/12/93
Class A shares.                11.07% 15.23%    12.66%
Indices:
Merrill Lynch Corp./Government
 Master Bond Index.            -2.05%  7.60%     5.30%
50%/50% Blended Index           9.80% 17.98%    14.17%

Quarterly returns
Highest:              11.06% in 4th quarter 1998
Lowest:               -9.88% in 3rd quarter



   The Merrill Lynch Corporate/Government Master Bond Index is comprised of investment grade securities with maturities greater than one year.

The S&P 500 Index is an unmanaged index of common stocks.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade bonds and mortgage-backed securities with maturities of at least one year.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.



BLENDED ASSET SERIES II
                                          Class B   Class C   Class D   Class E

SHAREHOLDER FEES
(paid directly from your investment)       None1     None1     None1     None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Assets of the Series)
Management fee                             1.00%     1.00%     1.00%     1.00%
Distribution and service (Rule 12b-1) fees 1.00%     0.75%     0.50%     0.25%
Other expenses                             0.15%     0.15%     0.15%     0.15%
Total annual fund operating expenses       2.15%     1.90%     1.65%     1.40%

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 2.20% of the Class B Shares', 1.95% of the Class C Shares', 1.70% of the Class D Shares', and 1.45% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
THE EXAMPLE BELOW ASSUMES THAT:
       You invest $10,000 for the periods shown

       The Fund's operating expenses remain the same
       Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:


         CLASS B   CLASS C   CLASS D   CLASS E
1 YEAR.  $218      $193      $168      $143
3 YEARS  $673      $597      $520      $443

GOALS,        STRATEGIES,    AND RISKS


MAXIMUM HORIZON SERIES

   INVESTMENT GOALS

Long-term growth of capital


INVESTMENT STRATEGIES

The Series invests primarily in common stocks, but may invest to a limited extent in fixed income securities of the U.S. government and U.S. companies.
The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor seeks to generate the high level of long-term capital growth typically associated with an investment in the general stock market for this portfolio.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any growth fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     U.S. and/or foreign stock markets decline.
     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

Because the Series may also invest in bonds and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the
Series' bond portfolio.  The prices of foreign    common stocks may, at times,
move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in more developed countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of
investing in        the Series. No Class B, C, D or E shares were outstanding
during the past year. Class B, C, D and E shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total
returns for the Class A shares for different        periods compare to those of
the Standard & Poor's 500 Composite        Index.  Since the Series' asset
allocation will vary over time, the Series' portfolio may not match the benchmark's portfolio at any given time.

MAXIMUM HORIZON SERIES
% TOTAL RETURN
[Bar chart showing the percent total return for the Class A shares of the
Maximum Horizon Series for 1996, 1997,1998, and    1999     with calendar years
ended December 31st. The results are 17.57% for 1996, 20.39% for 1997,    1.19%
for 1998, and 33.04% for 1999    .]
CALENDAR YEARS ENDED DECEMBER 31




AVG. ANNUAL                                SINCE
TOTAL RETURNS                              INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR       ON 11/1/95
Class A shares                33.04%       17.69%
S&P 500 Index.                21.04%       27.06%

QUARTERLY RETURNS
Highest:          19.64% in 4th quarter 1998
Lowest:.         -19.41% in 3rd quarter 1998


The S&P 500 Index is an unmanaged index of common stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.




MAXIMUM HORIZON SERIES
                                              Class B  Class C  Class D Class E
SHAREHOLDER FEES
(paid directly from your investment)          None1    None1    None1   None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Assets of the Series)

Management fee                                1.00%    1.00%    1.00%   1.00%
Distribution and service (Rule 12b-1) fees    1.00%    0.75%    0.50%   0.25%
Other expenses                                0.28%    0.28%    0.28%   0.28%
Total annual fund operating expenses          2.28%    2.03%    1.78%   1.53%
Less fee waivers and expense reimbursements2 -0.08%   -0.08%   -0.08%  -0.08%
Net expenses                                  2.20%    1.95%    1.70%   1.45%


1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 2.20% of the Class B Shares', 1.95% of the Class C Shares', 1.70% of the Class D Shares', and 1.45% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.


The example below assumes that:
     You invest $10,000 for the periods shown

     The Fund's operating expenses remain the same
     Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




         CLASS B   CLASS C   CLASS D   CLASS E
1 YEAR.  $223*     $198*    $173*     $148*
3 YEARS  $705*     $629*    $552*     $476*



   *Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS


EQUITY SECURITIES

Each Series may invest in equity securities of U.S. and foreign companies.
   These will usually be exchange-traded and over-the-counter (OTC) common
stocks, but may include     preferred stocks, warrants, rights, convertible
debt securities, and equity participations.


   FOREIGN SECURITIES

The Series may invest in ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.


FIXED INCOME SECURITIES

Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities, but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds." These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.



   ADDITIONAL RISKS

EMERGING MARKET RISK

The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries.


DEFENSIVE INVESTING

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goals.


THE SERIES' INVESTMENT GOALS

The Series' board of directors may change each Series' investment goals
(described above under "Goals,        Strategies,    and Risks    ") without
obtaining the approval of the Series' shareholders. A Series might not succeed in achieving its goals.

THE ADVISOR

Each Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts make all of the Series' investment decisions.


THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.


DISTRIBUTION PLANS

The fund has adopted Rule 12b-1 distribution plans for the Class B, C, D and E shares of the Series. Under the plans, the Class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

   The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


MANAGEMENT FEES

In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series
as described below.    These contractual waivers will remain in effect at least
until February 28, 2001 and may be extended.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF DAILY NET ASSETS)




                         Actual management fee   Contractual
                             paid for year        management
Series                       ended 10/31/99          fee
Defensive Series         0.23%                   0.80%
Blended Asset Series I   0.97%                   1.00%
Blended Asset Series II  1.00%                   1.00%
Maximum Horizon Series   0.92%                   1.00%



   The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


   YEAR 2000 TRANSITION

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchase, which could have an impact on the value of your investment.

HOW TO BUY,    EXCHANGE, AND     REDEEM SHARES


HOW TO BUY SHARES

Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserve the right to reject purchase orders or to stop offering its shares without notice to shareholders.

   All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases or redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.


THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.


BY MAIL

OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                               The address is:
                              EXETER FUND, INC.
                               P.O. BOX 41118
                             ROCHESTER, NY  14604

   To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

   Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT

   After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.


   AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the
applicable section of the account application or contacting        the Fund.
Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO REDEEM SHARES

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address    on the
opposite page     signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).


   All orders to redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the NYSE, generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required
documentation and signatures.      The Series may postpone payment of redemption
proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW TO EXCHANGE SHARES

You may exchange shares of a Series for the same class of shares of any other
Series of Exeter Fund    currently available for direct investment     if the
registration of both accounts is identical.  If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend the exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.


THROUGH THE FUND

If your financial intermediary provides account maintenance services, contact
your financial intermediary to exchange shares.     If not:


BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at    the address on the
opposite page    , signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.


BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

A Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

       Members of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
       A federal savings, cooperative or other type of bank.
       A savings and loan or other thrift institution.
       A credit union.
       A securities exchange or clearing agency.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

Each Series offers its shares at the net asset value (NAV) per share of the
Series.         Each Series calculates its NAV once daily as of the close of
Regular trading on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may
value those securities higher or lower than another    mutual fund     that uses
market quotations to price the same securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Series generally:
  Pays dividends twice a year, in June and December.
  Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the   Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES




TRANSACTION                             FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain
                                       or loss; long-term only if shares
                                       owned more than one year

Long-term capital gain distributions.  Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends                              Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

EXETER FUND, INC.

Defensive Series
Blended Asset Series I
Blended Asset Series II
Maximum Horizon Series


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series' investments. These reports discuss the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this combined prospectus.



HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Fund without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).





If someone makes a statement that is not in this prospectus about any of the Series, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment Company Act File No. 811-04087

Prospectus

   March 1, 2000

EXETER FUND, INC.

PureMark[SM] Series

Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[Logo]

                                      PAGE1

[This page intentionally blank]

                                      PAGE2

Exeter Asset Management is a division of
Manning & Napier Advisors, Inc., which was founded in 1970 and manages
   approximately     $7 billion for individual and institutional investors.

Contents                                  Page

Goals, Strategies, and Risks                 4

More About the Series' Investments           6

Management                                   7

How to Buy, Exchange, and Redeem Shares      8

Investment and Account Information          10

Dividends, Distributions, and Taxes         11


                                      PAGE3

GOALS, STRATEGIES, AND RISKS


INVESTMENT GOAL

Provide long-term total return    through investments that are characteristic of
the Russell 3000[R] Index and meet the socially responsible criteria of the Series.

INVESTMENT STRATEGIES
The Series invests primarily in the common stocks of companies represented in the Russell 3000[R] Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 250-300 stocks that has market-sector and risk characteristics that are largely similar to the index.
         The Advisor periodically rebalances the Series' portfolio to keep    it
    in line with    the holdings     of the index.

The Russell 3000[R] Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
      Tobacco
      Alcohol
      Pornography
      Gambling
      Drugs or devices primarily used for abortion

The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     The U.S. stock markets go down.
     An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:

     The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
     Because certain types of companies are eliminated from the portfolio, and because the Series invests in a smaller number of securities than the index
    , the Series may not track the index as well as a true index fund.
     The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.

                                      PAGE4

SUMMARY OF PAST PERFORMANCE
No Class A Shares of the Series had been issued as of    December 31, 1999;
therefore, no performance information is provided.

WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you:
     Are seeking a socially responsible investment.
     Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
     Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
     Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated from consideration for the Series.


FEES AND EXPENSES OF THE SERIES

This table estimates the fees and expenses you may pay if you invest in shares of the Series.



PUREMARK[SM] SERIES
SHAREHOLDER FEES (paid directly from your investment)   None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee                                           0.50%
Distribution and service (Rule 12b-1) fees                None
Other expenses                                           0.32%
Total annual fund operating expenses                     0.82%
Less fee waivers and expense reimbursements            (0.12)%2
Net expenses                                             0.70%



1 A wire charge, currently $15, may be deducted        by the transfer agent
from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 0.70% of the Series' average daily net assets. This contractual
waiver will remain in effect until at least    February 28, 2001     and may be
extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The example below assumes that:
        You invest $10,000 for the periods shown
        The Series' operating expenses remain the same
        Your investment has a 5% return each year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After
1 year   3 years
72       $ 224




Because    no Class A Shares of the Series had been issued as of December 31,
1999,     the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor and reflect the effect of the Advisor's contractual fee waiver for year one only. In addition, the Series has not calculated these expenses beyond the three year period shown.

                                      PAGE5

MORE ABOUT THE SERIES' INVESTMENTS


DERIVATIVE CONTRACTS

The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.

THE SERIES' INVESTMENT GOAL

The Series' board of directors may change the Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

                                      PAGE6

MANAGEMENT


THE ADVISOR

The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately
$7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.


THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.
Class A shares are not subject to any distribution or shareholder servicing fees.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


MANAGEMENT FEES

In return for the services it provides to the Series, the Advisor receives an annual management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.70%. This contractual waiver will
remain in effect at least until    February 28, 2001     and may be extended.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


   YEAR 2000 TRANSITION

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000, However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchases, which could have an impact on the value of your investment.


                                      PAGE7

HOW TO BUY, EXCHANGE, AND REDEEM SHARES


HOW TO BUY SHARES

The minimum initial investment in the Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.


BY MAIL

OPENING AN ACCOUNT

   Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                 The address is:
                                EXETER FUND, INC.
                                 P.O. BOX 41118
                               ROCHESTER, NY  14604

   To request an account application, call the Fund at 1-800-466-3863.


ADDING TO AN ACCOUNT

   Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.


                                      PAGE8

HOW TO EXCHANGE SHARES

You may exchange    Class A shares of the Series for shares of Class A
shares of any other Series of the Exeter Fund currently available for direct investment, if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, generally
4:00 p.m. New York time    , exchange requests will be executed at that day's
share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.


BY MAIL

   Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
   Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
   Provide both account numbers.


BY TELEPHONE

   Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
   Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
   Provide both account numbers.
   The Fund may ask for identification, and all telephone transactions are recorded.


HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series and the number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

                                      PAGE9

INVESTMENT AND ACCOUNT INFORMATION


ACCOUNTS WITH LOW BALANCES
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.


SIGNATURE GUARANTEES
A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

   A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

    A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than
another    mutual fund     that uses market quotations to price the same
securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
 in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES



TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year

Long-term capital gain distributions   Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends                              Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

                                     PAGE11

EXETER FUND, INC.


PureMark[SM] Series

Class A Shares


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.


HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

                                     PAGE12

Prospectus

   March 1, 2000

EXETER FUND, INC.


PureMark[SM] Series

Class    B and D Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This PAGE  intentionally blank]

                                      PAGE2
<PAGE >

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.

CONTENTS                                 PAGE

Goals, Strategies, and Risks                4

More About the Series' Investments          6

Management                                  7

How to Buy, Exchange, and Redeem Shares     8

Investment and Account Information         10

Dividends, Distributions, and Taxes        11

GOALS, STRATEGIES, AND RISKS


INVESTMENT GOAL

Provide long-term total return    through investments that are characteristic of
the Russell 3000[R] Index and meet the socially responsible criteria of the Series.


INVESTMENT STRATEGIES

The Series invests primarily in the common stocks of companies represented in the Russell 3000[R] Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 250-300 stocks that has market-sector and risk characteristics that are largely similar to the
index.         The Advisor periodically rebalances the Series' portfolio to
keep    it in line with the holdings of the index.


The Russell 3000[R] Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
     Tobacco
     Alcohol
     Pornography
     Gambling
     Drugs or devices primarily used for abortion

The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
     The U.S. stock markets go down.
     An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:

     The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
     Because certain types of companies are eliminated from the portfolio, and because the Series invests in a smaller number of securities than the
index,     the Series may not track the index as well as a true index fund.
     The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.

SUMMARY OF PAST PERFORMANCE

This Series was not active    for a full calendar year     as of the date of
this prospectus; therefore, no performance information is provided.


WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you:
     Are seeking a socially responsible investment.
     Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
     Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
     Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated from consideration for the Series.

This table estimates the fees and expenses you may pay if you invest in shares of the Series.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.




PureMark[SM] Series
                                                       Class B   Class D

SHAREHOLDER FEES (paid directly from your investment)  None 1    None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Assets of the Series)2
Management fee                                         0.50%     0.50%
Distribution and service (Rule 12b-1) fees             1.00%     0.50%
Other expenses                                         0.32%     0.32%
Total annual fund operating expenses                   1.82%     1.32%
Less fee waivers and expense reimbursements2          (0.12)%   (0.12)%
Net expenses                                           1.70%     1.20%


1 A wire charge, currently $15, may be deducted        from the amount of a wire
redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses
do not exceed    1.70% of the Class B Shares' and 1.20% of the Class D Shares'
     average daily net assets. This contractual waiver will remain in effect
until at least    February 28, 2001     and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
         You invest $10,000 for the periods shown
         The Series' operating expenses remain the same
         Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:





        CLASS B   CLASS D
1 YEAR.  $173     $122
3 YEARS  $561     $406



Because the Series    had not been active for a full calendar year     as of the
date of this prospectus, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor and reflect the effect of
the Advisor's contractual fee waiver    for year one only    . In addition, the
Series has not calculated these expenses beyond the three year period shown.

                                      PAGE 5
<PAGE >


MORE ABOUT THE SERIES' INVESTMENTS


DERIVATIVE CONTRACTS

The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.


THE SERIES' INVESTMENT GOAL

The Series' board of directors may change the Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT


THE ADVISOR

The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately
$7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.


MANAGEMENT FEES

In return for the services it provides to the Series, the Advisor receives    an
Annual     management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.70% for Class B shares and 1.20% for Class D shares. This contractual waiver will remain in effect
until at least    February 28, 2001     and may be extended.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services,
Inc.     Class B and D     shares are offered only through a financial
intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus
Account with the distributor on behalf of investors.        Class D shares are
not currently available.        Your financial intermediary can tell you which
class of shares is available through the intermediary.


DISTRIBUTION PLANS

The Fund has adopted a Rule 12b-1 distribution plan for the Class B and D shares
of the Series.  Under the plan, the    Class B and D     shares pay
distribution and/or service fees (as a percentage of average daily net assets)
equal to    1.00% and 0.50%    , respectively. These fees are an ongoing expense
and over time may cost you more than other types of sales charges.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


   YEAR 2000 TRANSITION

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchases, which could have an impact on the value of your investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES


HOW TO BUY SHARES

Class B        shares are offered only through your financial intermediary.
You may be subject to initial and subsequent minimums established by your Financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.


BY MAIL

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.

OPENING AN ACCOUNT

   Send a check payable to Exeter Fund, Inc. with the completed original account application.
                                       The address is:
                                       EXETER FUND, INC.
                                       P.O. BOX 41118
                                       ROCHESTER, NY  14604

   To request an account application, call the Fund at 1-800-466-3863.


ADDING TO AN ACCOUNT

   Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.


AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting your financial intermediary or the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.


HOW TO REDEEM SHARES

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite PAGE signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

                                      PAGE8
<PAGE >

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.


MORE ABOUT PURCHASES AND REDEMPTIONS

All orders to purchase or redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and these intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW TO EXCHANGE SHARES

You may exchange shares of the Series for the same class of shares of any other
Series of the Exeter Fund    currently available for direct investment     if
the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, exchange requests will be executed at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.


THROUGH THE FUND

If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
  Provide both account numbers.


BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.


IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies.

If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.


SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

   A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

          A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than
another    mutual fund     that uses market quotations to price the same
securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES




TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year

Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends                              Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

EXETER FUND, INC.


PureMark[SM] Series
Class B    and D     Shares




SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.


HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).




If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   March 1, 2000


EXETER FUND, INC.


PureMark[SM] Series

Class C Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[Logo]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which was founded in 1970 and manages approximately $7 billion for individual and institutional investors.


Contents                                 Page

Goals, Strategies, and Risks                4

More About the Series' Investments          6

Management                                  7

How to Buy, Exchange, and Redeem Shares     8

Investment and Account Information         10

Dividends, Distributions, and Taxes        11

GOALS, STRATEGIES, AND RISKS


INVESTMENT GOAL

Provide long-term total return    through investments that are characteristic of
the Russell 3000[R] Index and that meet the socially responsible criteria of the Series.

INVESTMENT STRATEGIES

The Series invests primarily in the common stocks of companies represented in the Russell 3000[R] Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 250-300 stocks that has
market-sector and risk characteristics that are    largely similar to the
index.      The Advisor periodically rebalances the Series' portfolio to
keep    it in line with the holdings of the index.

THE RUSSELL 3000[R] INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
     Tobacco
     Alcohol
     Pornography
     Gambling
     Drugs or devices primarily used for abortion

The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     The U.S. stock markets go down.
     An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:
     The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
     Because certain types of companies are eliminated from the portfolio, and because the Series invests in a smaller number of securities than the
index    , the Series may not track the index as well as a true index fund.
     The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.

SUMMARY OF PAST PERFORMANCE

No Class C Shares of the Series had been issued as of the date of this prospectus; therefore, no performance information is provided.

WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you:
     Are seeking a socially responsible investment.
     Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
     Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
     Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated from consideration for the Series.


FEES AND EXPENSES OF THE SERIES

This table estimates the fees and expenses you may pay if you invest in shares of the Series.



           PUREMARK[SM] SERIES - CLASS C SHARES
SHAREHOLDER FEES (paid directly from your investment)   None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee                                          0.50%
Distribution and service (Rule 12b-1) fees              0.75%
Other expenses                                          0.32%
Total annual fund operating expenses                    1.57%
Less fee waivers and expense reimbursements            (0.12)%2
Net expenses                                            1.45%



1 A wire charge, currently $15, may be deducted        from the amount of a
wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses
to the extent necessary so that the    Class C Shares'     total annual fund
operating expenses do not exceed 1.45% of the Class C Shares'        average
daily net assets.  This contractual waiver will remain in effect until at least
   February 28, 2001     and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
       You invest $10,000 for the periods shown
       The Series' operating expenses remain the same
       Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After     After
1 year   3 years
$ 148     $ 484



Because no Class C Shares of the Series had been issued as of the date of this prospectus, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor and reflect the effect of the Advisor's
contractual fee waiver    for year one only    . In addition, the Series has not
calculated these expenses beyond the three year period shown.

MORE ABOUT THE SERIES' INVESTMENTS


DERIVATIVE CONTRACTS

The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.

THE SERIES' INVESTMENT GOAL

The Series' board of directors may change the Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT


THE ADVISOR

The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately
$7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers. A team made up of investment professionals and analysts makes all of the Series' investment decisions.

MANAGEMENT FEES

In return for the services it provides to the Series, the Advisor receives    an
annual     management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.45% for Class C shares. This
contractual waiver will remain in effect until at least    February 28, 2001
and may be extended.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. As of the date of this prospectus, Class C shares are only available through financial intermediaries who establish individual shareholder accounts with the distributor in the name of investors or maintain certain types of omnibus accounts with the distributor.
The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

DISTRIBUTION PLANS

The Fund has adopted a Rule 12b-1 distribution plan for the Class C shares of the Series. Under the plan, the Class C shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to 0.75%. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

YEAR 2000 TRANSITION

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchases, which could have an impact on the value of your investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES


HOW TO BUY SHARES

Class C shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.


BY MAIL

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the fund to purchase shares.

OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                              The address is:
                             Exeter Fund, Inc.
                              P.O. Box 41118
                            Rochester, NY  14604
   To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.


AUTOMATIC INVESTMENT PLAN
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting your financial intermediary or the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.


HOW TO REDEEM SHARES

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

MORE ABOUT PURCHASES AND REDEMPTIONS

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

All orders to purchase or redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and these intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW TO EXCHANGE SHARES

You may exchange    Class C shares of the Series for Class C shares     of any
other Series of the Exeter Fund    currently available for direct investment
     if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, exchange requests will be executed at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.




THROUGH THE FUND

If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

INVESTMENT AND ACCOUNT INFORMATION


ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.
The Series may make payment for shares in part by giving you portfolio securities.
As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:
   A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

                A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than
another    mutual fund     that uses market quotations to price the same
securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES




TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year

Long-term capital gain distributions   Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends                              Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

EXETER FUND, INC.


PureMark[SM] Series

Class C Shares


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.


HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.


     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).


If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   March 1, 2000

EXETER FUND, INC.


PureMark[SM] Series
Class E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[Logo]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.


Contents                              Page

Goals, Strategies, and Risks             4

More About the Series' Investments       6

Management                               7

How to Buy, Exchange, and Redeem Shares  8

Investment and Account Information      10

Dividends, Distributions, and Taxes     11

GOALS, STRATEGIES, AND RISKS


INVESTMENT GOAL

Provide long-term total return    through investments that are characteristic of
the Russell 3000[R] Index and meet the socially responsible criteria of the Series.


INVESTMENT STRATEGIES

The Series invests primarily in the common stocks of companies represented in the Russell 3000[R] Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 250-300 stocks that has
market-sector and risk characteristics that are    largely similar to the
index.      The Advisor periodically rebalances the Series' portfolio to keep it in line with the holdings of the index.


The Russell 3000[R] Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
     Tobacco
     Alcohol
     Pornography
     Gambling
     Drugs or devices primarily used for abortion

The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.


PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     The U.S. stock markets go down.
     An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:

     The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
     Because certain types of companies are eliminated from the portfolio, and because the Series invests in a smaller number of securities than the
index    , the Series may not track the index as well as a true index fund.
     The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.

SUMMARY OF PAST PERFORMANCE

This Series was not active    for a full calendar year     as of the date of
this prospectus; therefore, no performance information is provided.


WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you:
     Are seeking a socially responsible investment.
     Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
     Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
     Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated from consideration for the Series.


FEES AND EXPENSES OF THE SERIES

This table estimates the fees and expenses you may pay if you invest in shares of the Series.




PUREMARK[SM] SERIES - CLASS E SHARES
SHAREHOLDER FEES (paid directly from your investment)       NONE 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee                                              0.50%
Distribution and service (Rule 12b-1) fees                  0.25%
Other expenses                                              0.32%
Total annual fund operating expenses                        1.07%
Less fee waivers and expense reimbursements                (0.12)%2
Net expenses                                                0.95%




1 A wire charge, currently $15, may be deducted        from the amount of a wire
redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 The Advisor has contractually agreed to limit its fees and reimburse expenses
to the extent necessary so that the    Class E Shares' total annual fund
operating expenses do not exceed 0.95% of the Class E Shares'     average daily
net assets.  This contractual waiver will remain in effect until at least
   February 28, 2001     and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
       You invest $10,000 for the periods shown
       The Series' operating expenses remain the same
       Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:


After     After
1 year   3 years
$97      $303



Because the Series    had not been active for a full calendar year     as of the
date of this prospectus, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor and reflect the effect of the Advisor's contractual fee waiver for year one only. In addition, the Series has not calculated these expenses beyond the three year period shown.

MORE ABOUT THE SERIES' INVESTMENTS


DERIVATIVE CONTRACTS

The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.

THE SERIES' INVESTMENT GOAL

The Series' board of directors may change the Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT


THE ADVISOR

The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately
$7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers. A team made up of investment professionals and analysts makes all of the Series' investment decisions.


MANAGEMENT FEES

In return for the services it provides to the Series, the Advisor receives    an
annual     management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.95% for Class E shares.
This contractual waiver will remain in effect until at least    February 28,
2001     and may be extended.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. As of the date of this prospectus, Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


DISTRIBUTION PLANS

The Fund has adopted a Rule 12b-1 distribution plan for the Class E shares of the Series. Under the plan, the Class E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to 0.25%. These fees are an ongoing expense and over time may cost you more than other types of sales charges.


   YEAR 2000 TRANSITION

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Series purchases, which could have an impact on the value of your investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES


HOW TO BUY SHARES

Class E shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.


BY MAIL

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the fund to purchase shares.

OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                        The address is:
                                        EXETER FUND, INC.
                                        P.O. BOX 41118
                                        ROCHESTER, NY  14604

   To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.


AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting your financial intermediary or the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.


HOW TO REDEEM SHARES

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.


MORE ABOUT PURCHASES AND REDEMPTIONS

All orders to purchase or redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and these intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW TO EXCHANGE SHARES

You may exchange    Class E shares of the Series for Class E     shares of any
other Series of the Exeter Fund    currently available for direct investment
if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, exchange requests will be executed at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.


THROUGH THE FUND

If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:


BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
  Provide both account numbers.


BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.


IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies.
If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities.
As a redeeming shareholder, you will pay transaction costs to dispose of these securities.


SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

   A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

            A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than
another    mutual fund     that uses market quotations to price the same
securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES

Transaction                                           Federal tax status
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year

Long-term capital gain distributions.  Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends                              Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Exeter Fund, Inc.

PureMark[SM] Series
Class E Shares



SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)


Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.




HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION


  You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).



If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

                                EXETER FUND, INC.

             STATEMENT OF ADDITIONAL INFORMATION DATED    MARCH 1, 2000



This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus for each of the following series of Exeter Fund, Inc. (the "Fund"): Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Tax Managed Series, Defensive Series, Maximum Horizon Series, and PureMark[SM] Series (each a "series"), copies of which may be obtained from Exeter Asset Management, 1100 Chase Square, Rochester, NY 14604. This SAI relates to the Class A, B, C, D and E Shares of each series.



                                TABLE OF CONTENTS
                                                             Page

     Investment Goals                                        B-2
     Investment Policies and Risks                           B-2
     Investment Restrictions                                 B-20
     Portfolio Turnover                                      B-22
     The Fund                                                B-22
     Management                                              B-23
     The Advisor                                             B-28
     Distribution of Fund Shares                             B-30
     Custodian, Independent Accountants and Counsel          B-31
     Purchases and Redemptions                               B-32
     Portfolio Transactions and Brokerage                    B-32
     Net Asset Value                                         B-33
     Federal Tax Treatment of Dividends and Distributions    B-34
     Performance Information                                 B-36
     Financial Statements                                    B-37
     Appendix - Description of Bond Ratings                  B-39


                                        1
<PAGE >
INVESTMENT GOALS

Each of the series' investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies. Each series' investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a series' investment objective, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the fund remains an appropriate investment in light of their then current financial position and needs. Each of the series is a diversified mutual fund.

INVESTMENT POLICIES AND RISKS

EQUITY INVESTMENTS

Common Stocks. Each series may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. Each series may invest in preferred stocks. Preferred stocks may pay a dividend at a fixed rate, and may entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.

Convertible Securities. Each series may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The principal factor in selecting convertible bonds is the potential to benefit from movement in the stock price. There is no minimum rating standard for the debt aspects of such securities. Convertible bonds purchased by a series may be subject to the risk of being called by the issuer.

Warrants. Each series may purchase warrants. Warrants acquired by a series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Fund may or may not be listed on a national securities exchange. As a fundamental investment policy, none of the series (except for the Flexible Yield Series I, Flexible Yield Series II, and the Flexible Yield Series III) may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

REITs. Each series may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Trust Certificates, Partnership Interests and Equity Participations. Each series may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.

FIXED INCOME INVESTMENTS

Corporate Debt Obligations. Each series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association.

Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A series will invest in securities of such instrumentality only when the Fund's investment advisor, Exeter Asset Management (the "Advisor"), is satisfied that the credit risk with respect to any instrumentality is minimal.

Mortgage-Backed Securities. Each series may invest in mortgage-backed securities which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each series may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Asset-Backed Securities. Each series may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Below Investment Grade Debt Securities. Each series may invest up to 20% of its assets in corporate debt securities rated below investment grade. High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are "below investment grade" and are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each series will also seek to minimize risk by diversifying its holdings.

Yankee Bonds. Each series may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies.  Currently, the    Series     may
Purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community,
European    Union     , and the European Investment Bank.  For concentration
purposes, supranational entities are considered an industry. Investment in these entities is subject to the series' other restrictions on investments in foreign securities, described below.

Zero-Coupon Bonds. Some of the securities in which the series invest may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments. Certain of the obligations purchased by a series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix.

Risks of Fixed Income Securities. Investments in fixed income securities may subject the series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a series will suffer from the inability to invest in higher yield securities.

HEDGING (DERIVATIVE TRANSACTIONS)

All of the series' policies (except for those of the PureMark[SM] Series) regarding options discussed below are fundamental, and may only be changed by a shareholder vote.

In General. Each series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the series' portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional income, each series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearinghouse for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A series may write only covered call options. A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a series generally will not write so-called "deep-in-the-money" options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option on a security expires unexercised, a series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option is exercised, a series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a series, but only to terminate (entirely or in part) a series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a series has received a notice that the option is to be exercised.

The cost to a series of such a closing transaction may be greater than the net premium received by a series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A series may also write secured put options and enter into closing purchase transactions with respect to such options. A series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will establish a separate account consisting of liquid assets equal to the amount of the series assets that could be required to consummate the put options. For purposes of determining the adequacy of the securities in the account, the deposited assets will be valued at fair market value. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the series.

A put option is secured if a series maintains in a separate account liquid assets in an amount not less than the exercise price of the option at all times during the option period. A series may write secured put options when the Advisor wishes to purchase the underlying security for a series' portfolio at a price lower than the current market price of the security. In such event a series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where one obtains greater current income at the risk of foregoing potential future gains, one purchasing put options is in effect foregoing current income in return for reducing the risk of potential future losses.

A series will purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a series, will be reduced by the amount of premium paid for the put option. At the same time, a series will continue to own the security. Should the security decline in value below the exercise price of the put option, however, a series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that series, at the exercise price. In this case a series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risk Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same series, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a series may not be able to close an option position, which will prevent that series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to use the amount held in liquid assets as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities;
(iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular class or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a series and certain other accounts managed by the Advisor, may constitute such a group. If so, the options positions of the series may be aggregated with those of other clients of the Advisor.

If a series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option a series writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". A series will also treat as illiquid any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating the general issue of whether or not the OTC options should be considered to be liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

The series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by the series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts.
Each series, except for Flexible Yield Series I, Flexible Yield Series II and Flexible Yield Series III of the Fund, may enter into stock index futures contracts to provide: (1) a hedge for a portion of the series' portfolio; (2) a cash management tool; (3) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge the series' portfolio, the series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the series' portfolio. The series will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will set aside liquid assets in a separate account in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by the series upon the purchase or sale of a stock index futures contract. Upon entering into a Futures Contract, the series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and the series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and the series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, the series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. The series may, however, purchase or sell stock index futures contracts with respect to any stock index. Nevertheless, to hedge the series' portfolio successfully, the Advisor must sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the series' portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical securities with the same delivery date. If the offsetting purchase price is less than the original sale price, the series realize a gain; if it is more, the series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the series realize a gain; if it is less, the series realize a loss. The series must also be able to enter into an offsetting transaction with respect to a particular stock index futures contract at a particular time. If the series are not able to enter into an offsetting transaction, the series will continue to be required to maintain the margin deposits on the stock index futures contract.

The series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. The series may close their positions by taking opposite positions which would operate to terminate the series' position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the series, and the series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the series intend to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular time. In such an event, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, the series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by the series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the series' portfolio securities sought to be hedged.

Successful use of stock index futures contracts by the series for hedging purposes is also subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when the series have sold futures to hedge their portfolios against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in the series' portfolio might decline. If this were to occur, the series would lose money on the futures and also would experience a decline
in value in its portfolio securities.   However, while this might occur to a
certain degree, the Advisor believes that over time the value of the series' portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the series would lose part or all of the benefit of increased value of those stocks that it had hedged, because it would have offsetting losses in their futures positions. In addition, in such situations, if the series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, the series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the Futures Contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance
requirements.   Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

Each series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop.
See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on individual corporate securities and municipal securities but instead are traded on exempt securities, such as government securities and broad-based indexes of securities. Accordingly, these futures contracts will primarily consist of futures based on government securities (i.e., Treasury Bonds). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the series' futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each series is authorized to enter into forward foreign currency exchange contracts. In addition, each series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a series to establish a rate of exchange for a future point in time. A series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

A separate account of each series consisting of cash or liquid securities equal to the amount of that series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by such series.

Currency Futures Contracts and Options on Futures Contracts. Each series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the series or adversely affect the prices of securities which the series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. The series will not enter in a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will not exceed 5% of the liquidation value of the series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the series' portfolio. The series will comply with guidelines established by the SEC with respect to covering of obligations under future contracts and will set aside cash and/or liquid securities in a separate account in the amount prescribed.

Although the series intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a series realizes a gain; if it is more, a series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a series realizes a gain; if it is less, a series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a series is not able to enter into an offsetting transaction, a series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain
that a liquid market will develop for any particular futures contracts.     See
"Risk Factors and Certain Other Factors Relating to Options"     above for
possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by the series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or the placement of liquid assets in a segregated account to fulfill the obligations undertaken by the futures contract. A put option sold by the series is covered when, among other things, liquid assets are placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options. Each series is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. The series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a high return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors which influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a series less liquid and harder to value, especially in declining markets.

OTHER INVESTMENT POLICIES

Foreign Securities. Each series may invest up to 25% of its assets in foreign securities which are not publicly traded in the United States. The series' investments in foreign securities will be of the same types and quality as the
domestic securities in which the series may invest.     The series may invest
in foreign securities     when the anticipated performance of foreign securities
is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the series. Each series will invest no more than 25% of its assets in securities issued by any one foreign government. Each series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Each series' restrictions on investment in foreign securities are fundamental policies that cannot be changed without the approval of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the series.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a series' investments are denominated relative to the U.S. dollar will affect the series' net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a series' securities are quoted would reduce the series' net asset value per share.

Repurchase Agreements. Each series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the series purchases securities ("collateral") from various financial institutions such as a bank or broker-dealer (a "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the series' custodian either directly or through a securities depository. Default by the seller would, however, expose the series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the series under the 1940 Act.

Securities Lending. Each series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in liquid securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the series.

Short Sales. Each series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. The Fund has no current intention to engage in short sales against the box.

Forward Commitments or Purchases on a When-Issued Basis. Each series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Restricted Securities. Each series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers." The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Board of Directors.

Management of Realization Events (Tax Managed Series). The Tax Managed Series' portfolio will be actively managed to minimize both the number and amount of realization events. The following methods are used:

Specific Identification of Security Shares Sold - Federal income tax law allows the series to specify which shares of stock the series will treat as being sold. The series will individually analyze which shares to sell. The following example will further explain the technique:

During year 1, the series purchases 100 shares of XYZ Corp on two separate occasions. The first purchase of 100 shares cost $10/share and the second purchase of 100 shares cost $12.50/share. In year 2, the series decides to sell 100 shares of XYZ Corp at $15/share. If the series used a First-in, First-out
(FIFO) method, the realized gain would be $500, but since the series analyzes each sale, the shares with a cost of $12.50/share would have been sold, resulting in a realized gain of only $250. This would have resulted in a deferral of tax of $99 using a marginal tax rate of 39.6%.

Deferring amount of gain (or accelerating loss) realized on each sale is maximized by the use of the Highest-In, First-Out (HIFO) method of identifying which shares to sell. The expectation is that any capital gain is minimized (or capital loss is maximized) since the difference between the proceeds on the sale of the shares and the cost of those shares is also minimized. However, if the series has a loss to offset, low-cost securities may be sold for profit and may also then be reacquired in order to "step up" the basis in those securities. There will be times when it will be more advantageous for the series to identify shares without the highest cost. This may occur, for example, when shares with the highest cost result in the realization of short-term capital gains while shares with a lower cost result in a long-term gain. Since short-term capital gains are generally subject to higher rates of tax, the lower cost may be chosen due to the tax benefits of the lower tax rate.

Management of Dividend Distributions (Tax Managed Series). The Tax Managed Series will minimize dividend distributions to the extent permitted to maintain regulated investment company status under the Code. The following methods are used:

Equalization Accounting - Under current law, the series intends, for tax purposes, to treat as a distribution of investment company taxable income or net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the series' undistributed investment company taxable income and net capital gain. This practice will have the effect of reducing the amount of income and gains that the series is required to distribute as dividends to shareholders in order for the series to avoid federal income and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the series' shares, the total return on a shareholder's investment will not be reduced as a result of the series' distribution policy. Under the Code, equalization payments may be used in lieu of dividend distributions of either ordinary taxable income or net capital gains. The series will designate equalization payments as being made in lieu of ordinary taxable dividends before net capital gains. The series' use of equalization accounting will not affect the tax treatment of shareholders that redeem their shares with respect to such redemptions.

Deliberate Minimization of Cash Dividends - The series will minimize the amount it distributes as ordinary income dividends. It may not, therefore, distribute all investment company taxable income or ordinary income. It will, however, distribute dividends sufficient to maintain its status as a regulated investment company. In addition, the series may retain income for excise tax purposes (and then incur excise tax) if it anticipates such retention will enhance shareholders' after-tax total returns.

INVESTMENT RESTRICTIONS

Each series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

None of the series may:

1. Borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the series' total assets, and the series will not make additional investments while borrowings greater than 5% of its total assets are outstanding;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the series may purchase more than 10% of the outstanding voting securities of any one issuer;

3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities);

4. Invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days;

5. Purchase shares of closed-end investment companies that are traded on national exchanges, except to the extent permitted by applicable law;

6. Make loans, except that each may invest in debt securities and repurchase agreements and may engage in securities lending;

7. Purchase securities on margin (but a series may obtain such short-term credits as may be necessary for the clearance of transactions);

8. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the
securities sold short (short sale against-the-box), and unless no        more
than 25% of a series' net assets (taken at a current value) are held as collateral for such sales at any one time;

9. Issue senior securities or pledge its assets, except that each series may invest in futures contracts and related options;

10. Buy or sell commodities or commodity contracts (the Tax Managed Series also expressly provides that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. The Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, Maximum Horizon Series, and PureMark[SM] Series may not buy or sell commodities or commodity contracts, provided that the series may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts, or buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

11. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

12.   Make investments for the purpose of exercising control or management;

13. Participate on a joint or joint and several basis in any trading account in securities;

14. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

15. Purchase foreign securities if as a result of the purchase of such securities more than 25% of a series' assets would be invested in foreign securities provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market;

16. Invest more than 5% of the value of its total net assets in warrants (except for the Flexible Yield Series I, Flexible Yield Series II, the Flexible Yield Series III, and the PureMark[SM] Series). Included within that amount, but not to exceed 2% of the value of the series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

In addition to the foregoing:

17. The Defensive Series, the Maximum Horizon Series, the Tax Managed Series, and the PureMark[SM] Series may not invest assets in securities of any other open-end investment company, except (1) by purchase in the open market involving only customary brokers' commissions, (2) in connection with mergers, acquisitions of assets, or consolidation, or (3) as otherwise permitted by law, including the 1940 Act.

18. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a series. A series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. None of the series, except the Defensive Series, the Maximum Horizon Series, the Tax Managed Series, and the PureMark[SM] Series will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

19. The Fund's investment policies with respect to options on securities and with respect to stock index and currency futures and related options (except for the PureMark[SM] Series) are subject to the following fundamental limitations:
(1) with respect to any series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the series; (2) a series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a series will not exceed 5% of the total assets of the series; (4) the security underlying the put or call is within the investment policies of each series and the option is issued by the Options Clearing Corporations; and (5) the series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

20. The Fund will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

21. The Fund will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the series' assets would be invested in securities of such companies.

PORTFOLIO TURNOVER

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each series expects that its long-term average turnover rate will be less than 100%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.

THE FUND

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. Prior to February 1998, the Fund was named Manning & Napier Fund, Inc. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

Each share of a series represents an identical interest in the investment portfolio of that series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of different classes of the same series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund's shareholders will vote in the aggregate and not by series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a series or a Class. Income, direct liabilities and direct operating expenses of a series will be allocated directly to the series, and general liabilities and expenses of the Fund will be allocated among the series in proportion to the total net assets of the series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

MANAGEMENT

The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.



The Directors and officers of the Fund are:



Name, Address,             Position     Principal occupations
Date of Birth              With Fund    during past five years

 B. Reuben Auspitz*        Vice         Executive Vice President, Manning
 1100 Chase Square         President &  & Napier Advisors, Inc. since 1983;
 Rochester, NY 14604       Director     President and Director, Manning &
 03/18/47                               Napier Investor Services, Inc. since
                                        1990; Director, Chairman and
                                        Treasurer, Manning & Napier Advisory
                                        Advantage Corporation since 1990;
                                        Director, Manning & Napier Leveraged
                                        Investing Co., Inc. since 1994;
                                        Director and Chairman, Exeter Trust Co.
                                        since 1994; Member, Qualified Plan
                                        Services, L.L.C. (formerly known as
                                        Fiduciary Services, L.L.C.)since 1995;
                                        Member, Manning & Napier Associates,
                                        L.L.C. since 1995; Member, Manning &
                                        Napier Capital Co., L.L.C. since 1995;
                                        President and Director, Manning &
                                        Napier Insurance Fund, Inc. since 1995;
                                        Managing Director, Manning & Napier
                                        Advisors, Inc. from 1983-1992;
                                           President and Director, Exeter
                                        Insurance Agency, Inc. since January
                                        2000; Director/Chairman, Exeter
                                        Advisors, Inc. since January 2000

Martin Birmingham             Director  Trustee, The Freedom Forum, since 1980;
21 Brookwood Road                       Director, Emeritus, ACC Corporation
Pittsford, NY 14534                     since 1994; Director, Manning & Napier
10/30/21                                Insurance Fund, Inc. since 1995

Harris H. Rusitzky            Director  President, Blimpie of Central New York
One Grove Street                        and The Greening Group since 1994;
Pittsford, NY 14534                     Director, Manning & Napier Insurance
01/09/35                                Fund, Inc. since 1995

Peter L. Faber                Director  Former Partner, Kaye, Scholer, Fierman,
50 Rockefeller Plaza                    Hays & Handler from 1984-1995; Partner
New York, New York 10020-1605           McDermott, Will & Emery since 1995;
04/29/38                                Director, Manning & Napier Insurance
                                        Fund, Inc. since 1995

Stephen B. Ashley             Director  Chairman and Chief Executive Officer,
600 Powers Building                     The Ashley Group since 1975;
16 West Main Street                     Director, Genesee Corp. since
Rochester, New York 14614               1987; Director, Hahn Automotive since
03/22/40                                1994; Director, Fannie Mae since 1995;
                                        Director, Manning & Napier Insurance
                                        Fund, Inc. since 1996
                                       23

William Manning               President President, Director and co-founder,
1100 Chase Square                       Manning & Napier Advisors, Inc. since
Rochester, new York   14604             1970; President, Director,
12/24/36                                Founder & CEO, Manning Ventures, Inc.
                                        since 1992; President, Director,
                                        Founder & CEO, KSDS, Inc. since 1992;
                                        Chairman of the Board, Director, CEO,
                                        Kent Displays, Inc. since 1992;
                                        President, Director, Founder & CEO,
                                        Synmatix Corporation since 1993;
                                        President, Director, Founder & CEO,
                                        Manning Leasing, Inc.(dba Williams
                                        International Air, Inc.)since 1994;
                                        President and Treasurer, Manning &
                                        Napier Leveraged Investing Company,
                                        Inc. since 1994; Member, Manning &
                                        Napier Capital Co., L.L.C. since 1994;
                                        Member, Qualified Plan Services, L.L.C
                                        (formerly known as Fiduciary Services,
                                        L.L.C.) since 1995; Member, Manning &
                                        Napier Associates, L.L.C. since 1995;
                                        Director, CEO, President and Founder,
                                        Burgundy Car Service, Inc. 1996 to
                                        1997;Director, CEO, President and
                                        Founder, BCS Leasing, Inc. since 1996;
                                           President, CEO, Founder and Director,
                                        Manning Leasing, Inc. dba Williams
                                        Account Corporation since January,
                                        2000; Founder, CEO, President and
                                        Director, Riviera Marine, LTD, since
                                        September, 1999

Beth H. Galusha, CPA        Chief       Chief Financial Officer, Manning &
1100 Chase Square           Financial & Napier Advisors, Inc. since 1987;
Rochester, NY  14604        Accounting  Treasurer, Manning & Napier Investor
06/23/61                    Officer,    Services, Inc. since 1990; Director,
                            Treasurer   Manning & Napier Advisory Advantage
                                        Corporation since 1993; Treasurer,
                                        Exeter Trust Company since 1997; Chief
                                        Financial & Accounting Officer,
                                        Treasurer, Manning & Napier Insurance
                                        Fund, Inc. since 1997;    Director,
                                        Exeter Advisors, Inc., since January,
                                        2000

Jodi L. Hedberg             Corporate   Senior Compliance Administrator,
1100 Chase Square           Secretary   Manning & Napier Advisors, Inc. from
Rochester, NY 14604                     1994-1995; Compliance Manager, Manning
11/26/67                                & Napier Advisors, Inc. since 1995;
                                        Corporate Secretary, Manning & Napier
                                        Insurance Fund, Inc. since 1997.

* Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

The only Committee of the Fund is an Audit Committee whose members are B. Reuben Auspitz, Harris H. Rusitzky and Stephen B. Ashley.

Directors affiliated with the Advisor do not receive fees from the Fund. Each Director who is not affiliated with the Advisor shall receive an annual fee of $2,500. Annual fees will be calculated monthly and prorated. Each Director who is not affiliated with the Advisor shall receive $375 per Board Meeting attended for each active series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held.

COMPENSATION TABLE FOR FISCAL YEAR ENDED    OCTOBER 31, 1999


                                                       Estimated
                                                       Annual      Total
                                                       Benefits    Compensation
                  Position from  Aggregate             upon        from
Name                Registrant   Compensation Pension  Retirement  Registrant

B. Reuben Auspitz*  Director     $ 0          N/A      N/A         $ 0

Martin Birmingham   Director     $ 26,250     N/A      N/A         $ 26,250

Harris H. Rusitzky  Director     $ 26,750     N/A      N/A         $ 26,750

Peter L. Faber      Director     $ 26,250     N/A      N/A         $ 26,250

Stephen B. Ashley   Director     $ 26,750     N/A      N/A         $ 26,750





*Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

The following persons were known by the Fund to be owner of record 5% or more of
the outstanding voting securities of each series on    February 3, 2000.

NAME AND ADDRESS OF HOLDER OF RECORD              PERCENTAGE OF SERIES


                     BLENDED ASSET SERIES I - CLASS A SHARES

National Financial Services Corp.                     18.78%
FBO Customers
200 Liberty Street
New York, NY  10281-1003

American Express Trustee for                          15.62%
Morton Mease Health Care Trust
1200 Northstar West
Minneapolis, MN  55440-0534

Exeter Trust Co. Omnibus                              11.03%
c/o Custody First
P.O. Box 41178
Rochester, NY  14604


                    BLENDED ASSET SERIES II - CLASS A SHARES

National Financial Services Corp.                     17.60%
FBO Customers
200 Liberty Street
New York, NY  10281-1003

Exeter Trust Co. Omnibus                              11.29%
c/o Custody First
P.O. Box 41178
Rochester, NY  14604

                    FLEXIBLE YIELD SERIES I - CLASS A SHARES


A. V. Durand Profit Sharing Plan                      32.21%
c/o Albert V. Durand
9 Landsdowne Lane
Rochester, NY 14618


Manning & Napier Advisors, Inc.                       12.27%
1100 Chase Square
Rochester, NY  14604

Endicott Machine and Tool Company, Inc.               12.09%
c/o Wyoma Chambala
101 Delaware Avenue
Endicott, NY 13760


Machined Products Co.                                 11.48%
c/o Kathleen Saul
P.O. Box 10428
Lancaster, PA  17605


John G. Napier                                        9.49%
33 Beard Avenue
Buffalo, NY  14214

Berniece I. Gosnell                                   6.75%
c/o Dawn Hilsinger
319 Dearcop Drive
Rochester, NY  14624


                    FLEXIBLE YIELD SERIES II - CLASS A SHARES

Manning & Napier Advisors, Inc.                       31.62%
1100 Chase Square
Rochester, NY  14604

Charles E. Lucas IRA Rollover                         19.27%
9 Southland Avenue
Lakewood, NY  14750

Penfield Fire Company                                 8.86%
1838 Penfield Road
Penfield, NY  14526

Jerry J. Vasicek IRA Rollover                         8.79%
65 Coventry Road
Endicott, NY  13760

June Dahlin & Richard Dahlin JTWROS                   6.68%
1425 2nd Avenue
Chula Vista, CA  91911

Kent H. Hudson IRA Rollover                           5.84%
508 Jackson Ave. ext.
Warren, PA 16365

                   FLEXIBLE YIELD SERIES III - CLASS A SHARES

Machined Products Co. 401(k)                          17.52%
c/o Kathleen Saul
P.O. Box 10428
Lancaster, PA  17605

Manning & Napier Advisors, Inc.                       17.07%
1100 Chase Square
Rochester, NY  14604

Hoselton Foundation                                    8.80%
c/o Mr. David Hoselton
909 Fairport Rd.
E. Rochester, NY 14445

Penfield Fire Company                                  6.30%
1838 Penfield Road
Penfield, NY  14526

Jerry J. Vasicek IRA Rollover                          6.10%
65 Coventry Road
Endicott, NY  13760

Linda A. Rizzo IRA Rollover                            5.98%
728 Plainfield Rd.
Knoxville, TN 37923

Exeter Trust Co. Omnibus                               5.51%
c/o Custody First
P.O. Box 41178
Rochester, NY  14604


                       TAX MANAGED SERIES - CLASS A SHARES

Manning & Napier Advisors, Inc.                       34.51%
1100 Chase Square
Rochester, NY  14604

Kay B. Sharp Bypass Trust                             10.73%
David P. Evans, Trustee
2732 Seneca Street
P.O. Box 527
West Seneca, NY  14224

Jacob I. Rabin UTMA-OH                                 7.17%
c/o Michael I. Rabin
938 Chestnut Run
Gates Mills, OH 44040


                        DEFENSIVE SERIES - CLASS A SHARES

National Financial Services Corp.                     44.62%
FBO Customers
200 Liberty Street
New York, NY  10281-1003

Plumbers Local 55 Benevolent Fund                     14.89%
c/o James F. Sullivan
980 Keynote Circle
Brooklyn Heights, OH  44131

Plumbers Local 55 S.U.B. Fund                          9.44%
c/o James F. Sullivan
980 Keynote Circle
Brooklyn Heights, OH  44131

Manning & Napier Advisors, Inc.                        5.06%
1100 Chase Square
Rochester, NY  14604

                     MAXIMUM HORIZON SERIES - CLASS A SHARES

National Financial Service Corp.                     62.52%
FBO Customers
200 Liberty Street
New York, NY  10281-1003

Exeter Trust Co. Omnibus                              7.52%
c/o Custody First
P.O. Box 41178
Rochester, NY  14604

International Imaging Materials, Inc.                 5.88%
    Retirement & Investment Plan
C/o Julie Carrel
PO Box 1329
Buffalo, NY 14240


                      PUREMARK[SM] SERIES - CLASS E SHARES

Wesleyan Pension Fund, Inc.                          91.02%
C/o Robert Temple
6060 Castleway West Drive
Indianapolis, IN 46250

FTC & Co. Datalynx                                    8.98%
c/o Datalynx
PO Box 173736
Denver, CO 80217-3736



THE ADVISOR

The Advisor, Exeter Asset Management, which is a division of Manning & Napier Advisors, Inc. ("MNA"), acts as the Fund's investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of: 1.00% of the Fund's daily net assets for the Maximum Horizon Series, Tax Managed Series, Blended Asset Series I, and Blended Asset Series II; 0.80% for the Defensive Series; 0.35% for the Flexible Yield Series I; 0.45% for the Flexible Yield Series II; and 0.50% for the Flexible Yield Series III and PureMark[SM] Series. As described below, the Advisor is separately compensated for acting as transfer agent for the series.

Under the Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

   Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the Series' total operating expenses exclusive of 12b-1 fees do not exceed 1.00% for the Defensive Series; 1.20% for the Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, and the Tax Managed Series; and 0.70% for the PureMark[SM] Series. This agreement will remain in effect until at least February 28, 2001 and may be extended.

For periods ended October 31,        the aggregate total of advisory fees paid
by the series to the Advisor were as follows:




Series                          1997               1998               1999

                           Fees     Fees      Fees     Fees      Fees     Fees
                           Paid    Waived     Paid    Waived     Paid    Waived
Blended Asset Series I   $192,773  $8,448   $274,475  $7,453   $313,183  $9,043

Blended Asset Series II  $422,101    N/A    $633,708    N/A    $704,085    $0

Flexible Yield Series I    N/A     $2,189     N/A     $2,058     N/A     $4,873

Flexible Yield Series II   N/A     $2,897     N/A     $2,639     N/A     $2,805

Flexible Yield Series III  N/A     $6,249     N/A     $7,221     N/A     $5,939

Tax Managed                N/A     $3,368     N/A     $7,011     N/A     $9,555

Defensive                  N/A     $11,283   $2,742   $27,614  $13,508  $32,652

Maximum Horizon          $36,471   $19,683  $137,521  $19,276  $202,903 $16,594




   The PureMark[SM] Series was not active for the fiscal year ended October 31, 1999.

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i)brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the adviser made the decision or took the action which resulted in such claim the adviser acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

On April 30, 1993, the Advisor became the Fund's Transfer Agent. For servicing the Tax Managed Series, Defensive Series, Maximum Horizon Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, and the Flexible Yield Series III, in this capacity, for the fiscal
years ended    October 31, 1998 and 1999, the Advisor received $27,446 and
$42,315 from the Fund.

DISTRIBUTION OF FUND SHARES

Manning & Napier Investor Services, Inc. (the "Distributor") acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated May 11, 1999 (the "Distribution Agreement") which applies to each Class of shares.

The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement ("Qualified Directors") or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of the Portfolio. The Fund has adopted Plans of Distribution with respect to the Class B, C, D and E Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. The Advisor may impose separate requirements in connection with employee purchases of the Class A Shares of the series.

The Plans

The Fund has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each Plan must be approved annually by a majority of the Directors of the Fund and by a majority of the Qualified Directors. Each Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the respective class of the Fund. All material amendments of a Plan will require approval by a majority of the Directors of the Fund and of the Qualified Directors.

The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries"). The Financial Intermediaries may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

The Distributor receives distribution and/or service fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into distribution and/or shareholder servicing agreements with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of distribution and/or shareholder services it agrees to provide.

As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to 0.75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to 0.25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion
of the distribution fees may be retained as profit by the Distributor.   The
Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

Class B, C, D and E shares were not offered prior to the end of the series' respective fiscal year ends and therefore the Distributor received no compensation from the series for such periods.

CUSTODIAN, INDEPENDENT ACCOUNTANTS, AND COUNSEL

The custodian for the Fund is Boston Safe Deposit and Trust Company, One Cabot Road, 3rd Floor, Medford, MA 02155-5159. Boston Safe Deposit and Trust Company may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that Boston Safe Deposit and Trust Company shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the fund.

   PricewaterhouseCoopers LLP, with offices at 160 Federal Street, Boston, MA 02110, serve as the independent accountants for all the series. The financial highlights for the respective series included in the Prospectuses and the financial statements contained in the Annual Reports and incorporated by reference into this Statement of Additional Information for the fiscal year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP. For the fiscal years and periods prior to October 31, 1999, the financial highlights for the respective Series included in the Prospectuses and the financial statements for such years and periods contained in the Annual Reports were audited by Deloitte & Touche LLP, the Series' former independent accountants.

The Fund's counsel is Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

PURCHASES AND REDEMPTIONS

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (A) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or
(b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its authorized designee accepts the order, and orders placed with an authorized broker will be processed at the share price of the appropriate series next computed after they are accepted by the authorized broker or its designee.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

For years ended October 31,        the aggregate total brokerage commissions
paid by the series were as follows:








Series
                              1997     1998      1999

Blended Asset Series I     $14,935  $36,215  $ 36,340

Blended Asset Series II    $48,030  $92,719  $115,368

Flexible Yield Series I    $     0  $     0  $      0

Flexible Yield Series II   $     0  $     0  $      0

Flexible Yield Series III  $     0  $     0  $      0

Tax Managed                $   883  $ 2,673  $  3,929

Defensive                  $   570  $ 2,118  $  2,793

Maximum Horizon            $20,570  $43,998  $ 51,341





There were no brokerage commissions paid to affiliates during the last three
fiscal years.     The PureMark[SM] Series was not active during the fiscal years ending October 31, 1997, 1998, or 1999.

NET ASSET VALUE

The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of the Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (generally 4:00 p.m., New York time), or, in the absence of recorded sales, at the closing bid prices on such exchanges or on such System. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars at the exchange rates quoted at the close of the New York markets. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors.
 Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

   The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain tax considerations generally affecting a series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of each taxable year
(i) at least 50% of the market value of the series' total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the series' total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or of two or more issuers that the series controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the series may engage in certain hedging transactions and may limit the range of the series' investments. If a series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the series distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the series' current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends received deduction for corporate shareholders.

If a series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The series generally intend to make sufficient distributions to avoid imposition of this tax, except that, as described above, the Tax Managed Series may choose to incur such tax if it anticipates that retaining income will enhance its shareholders' after-tax total returns.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Any gain or loss recognized on a sale, exchange or redemption of shares of a series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains generally are currently taxed at a maximum rate of 20%, and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a series will be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds.

A series' transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the series, defer losses to the series, cause adjustments in the holding periods of the series' assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the series' income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the series.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a series receives from a domestic corporation and are properly designated by that Series. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund's series.
No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a
substitute for careful tax planning.   Accordingly, potential purchasers of
shares of a series are urged to consult their tax advisors with specific reference to their own tax situation.

Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax
consequences.   For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.


PERFORMANCE INFORMATION

  The Fund may from time to time quote various performance figures to illustrate the Series' past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

From time to time each Series may advertise total return for each class of shares of the Series. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Series) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Series) and the deduction of all applicable Fund expenses on an annual basis.

The average annual compounded rates of return (unless otherwise noted) for the
Fund's Series for the periods ended    October 31, 1999     are as follows:





                                                         Average
                                             Average     Annual
                          Inception  One     Annual      Since
                          Date       Year    Five Years  Inception
Name of Portfolio

Blended Asset Series I.    9/15/93   4.32%     9.98%       8.02%

Blended Asset Series II   10/12/93   10.46%   13.96%      11.96%

Tax Managed Series        11/1/95   22.04%      --        16.02%

Defensive Series          11/1/95    1.75%      --         5.46%

Maximum Horizon Series    11/1/95   26.34%      --        14.75%




   The PureMark[SM] Series was not active on October 31, 1999; therefore, no performance information is shown. Total return information is not provided for Flexible Yield Series I, II, or III, because they are no longer being offered as of the date of this prospectus.

The above figures were calculated according to the following formula:
     P(1 +T)6 =  ERV

     where:
     P    =    a hypothetical initial payment of $1,000
     T    =    average annual total return
     N    =    number of years
     ERV  =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the l-, 5-, or 10-year periods at the end of the l-, 5-, or 10-year periods (or fractional portion thereof).



FINANCIAL STATEMENTS

   The financial statements of the Series are incorporated herein by reference to the Series' 1999 Annual Reports to Shareholders. The financial statements with respect to the Series for the fiscal year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP. The information for the previous fiscal years or periods was audited by the Series' former auditor, Deloitte & Touche LLP. Because the PureMark[SM] Series was not active as of October 31, 1999, there are no financial statements for that Series. A copy of the 1999 Annual Reports to Shareholders must accompany the delivery of this Statement of Additional of Information.

APPENDIX - DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT AND DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

1 The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end

MOODY'S CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S CORPORATE BOND RATINGS

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)
   (1)Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (4)Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (5)Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (6)Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (7)Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles of Amendment as filed with the State of Maryland on April 14,
1999    (incorporated by reference to Exhibit (1)(i) to Post-Effective No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession
Number 0000751173-99-000020)    .
  (10) Articles of Amendment as filed with the State of Maryland on August 30, 1999 are filed herewith.

(b) By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(c)
   (1)Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (4)Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (5)Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (6)Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
   (7)Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (10)Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

  (11)Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (12)Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (13)Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (14)Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (15)Articles Supplementary to the charter as filed with the State of
Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to
Post-Effective No.    33     to the Registration Statement on Form N-1A filed on
April 19, 1999 with Accession Number 0000751173-99-000020).
  (16)Articles Supplementary to the charter as filed with the State of Maryland
on May 13, 1999    (incorporated by reference to Exhibit  (4)(p) to
Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May
25, 1999 with Accession Number 0001047469-99-022147)    .
  (17) Articles Supplementary to the charter as filed with the State of Maryland on February 25, 2000.

(d)
   (1)Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc.(incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No.30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a)  Supplement to Schedule A of the Investment Advisory Agreement dated
May 11, 1999    (incorporated by reference to Exhibit (5)(b) to Post-Effective
No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(e)
   (1)Amended and Restated Distribution Agreement (incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number
0000751173-98-00050).

   (2) Amended and Restated Distribution Agreement dated May 11, 1999 incorporated by reference to Exhibit (6)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(f)   Not Applicable.

(g) Custodian Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050.

(h)
   (1) Transfer Agent Agreement (incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a)Supplement to Schedule A of the Transfer Agent Agreement dated May 11,
1999    (incorporated by reference to Exhibit  (9)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b)Supplement to Schedule B of the Transfer Agent Agreement dated May 11,
1999    (incorporated by reference to Exhibit  (9)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (2) Form of Dealer Agreement (incorporated by reference to Exhibit
(9)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(i)  Opinion of Morgan, Lewis & Bockius is filed herewith.

(j)  Consent of Independent Auditors.
    (a) Consent of PricewaterhouseCoopers, LLP is filed herewith.
    (b) Consent of Deloitte and Touche, LLP is filed herewith.

(k)  Not Applicable.

(l) Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m) Form of 12b-1 Plan with respect to Class B Shares is incorporated by reference to Exhibit (15) to Post Effective Amendment No.31 to the Registration Statement on Form N-1A filed on December 24, 1998 with Accession Number 0000751173-98-000065.

(n)  Financial Data Schedules are filed herewith.

(o) (1)Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997 with Accession Number 0001047469-97-001380).

     (2)Amended Rule 18f-3 Plan    (incorporated by reference to Exhibit (18)(a)
to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Reference is made to Part B of the Registration Statement, under the heading "Management."

ITEM 25.

INDEMNIFICATION.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Gulf Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Manning & Napier Advisors, Inc. (dba Exeter Asset Management) is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, Financial Services Series, Technology Series, International Series, Global Fixed
Income Series, Life Sciences Series,    PureMark[SM] Series    , Blended Asset
Series I, Blended Asset Series II,         Defensive Series, Maximum Horizon
Series, New York Tax Exempt Series, Ohio Tax Exempt Series and the Diversified
Tax Exempt Series.     Manning & Napier Advisors, Inc. (dba Exeter Asset
Management) was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on
February 24, 2000.      For information as to the business, profession, vocation
or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

ITEM 27.

PRINCIPAL UNDERWRITERS.

(a)    Not Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.


Name & Principal        Positions & Offices    Positions & Offices
Business Address        with Distributor       with Registrant

B. Reuben Auspitz       President & Director   Director & Vice
1100 Chase Square                              President
Rochester, NY 14604

Julie Raschella         Director                N/A
1100 Chase Square
Rochester, NY 14604

Beth H. Galusha         Chief Financial &       Treasurer
1100 Chase Square       Accounting Officer,
Rochester, NY 14604     Treasurer

Amy Williams            Corporate Secretary     N/A
1100 Chase Square
Rochester, NY 14604

George Nobilski         Director                N/A
1100 Chase Square
Rochester, NY 14604


(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM 29.

MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.

UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rochester and State of New York on the 29th day of February, 2000.

                                                         Exeter Fund, Inc.
                                                         (Registrant)


                                                      By /s/ William Manning
                                                         William Manning
                                                         President



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature             Title                         Date



/s/ William Manning
William Manning       Principal Executive Officer   February 29, 2000


/s/ B. Reuben Auspitz
B. Reuben Auspitz     Director and Officer          February 29, 2000


/s/ Martin F. Birmingham
Martin F. Birmingham  Director                      February 29, 2000


/s/ Harris H. Rusitzky
Harris H. Rusitzky    Director                      February 29, 2000


/s/ Peter L. Faber
Peter L. Faber        Director                      February 29, 2000


/s/ Stephen B. Ashley
Stephen B. Ashley     Director                      February 29, 2000


/s/ Beth H. Galusha
Beth H. Galusha       Chief Financial & Accounting  February 29, 2000
                      Officer, Treasurer



                                 EXHIBIT INDEX


EX-99.A(11)   Articles of Amendment to the Articles of Incorporation of Exeter
              Fund, Inc. filed August 30, 1999.

EX-99.C(17)   Articles Supplementary to the Charter of Exeter Fund, Inc. filed
              February 25, 2000.

EX-99.I      Consent of Morgan, Lewis & Bockius, LLP

EX-99.J      Consent of PricewaterhouseCoopers, LLP

EX-99.J      Consent of Deloitte and Touche, LLP

EX-99.N      Financial Data Schedules

Cover        Cover letter from Exeter Fund, Inc.